                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No.       24        (File No. 33-4174)     /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            26        (File No. 811-3500)              /X/

                        (Check appropriate box or boxes)

        IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15,
                                16, 17, 18 and 19
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany, NY                                    12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

  Mary Ellyn Minenko, 50607 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
 / / immediately upon filing pursuant to paragraph (b)
 /X/ on May 1, 2006 pursuant to paragraph (b)
 / / 60 days after filing pursuant to paragraph (a)(1)
 / / on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
 / / this post-effective amendment designates a new effective date for previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2006


IDS LIFE OF NEW YORK

FLEXIBLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:   IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
             20 Madison Avenue Extension
             Albany, NY 12203
             Telephone: (800) 541-2251

             ameriprise.com/variableannuities
             IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15,
             16, 17, 18 AND 19

NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


This prospectus contains information that you should know before investing. Prospectuses are also available for:


   -  AllianceBernstein Variable Products Series Fund Inc.

   -  RiverSource(SM) Variable Portfolio Funds
      (previously American Express(R) Variable Portfolio Funds)

   -  Wells Fargo Variable Funds

Please read the prospectuses carefully and keep them for future reference.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

IDS Life of New York has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.


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1 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                     3
THE CONTRACT IN BRIEF                                                         4
EXPENSE SUMMARY                                                               5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   8
FINANCIAL STATEMENTS                                                          9
THE VARIABLE ACCOUNTS AND THE FUNDS                                          10
THE FIXED ACCOUNT                                                            14
BUYING YOUR CONTRACT                                                         14
CHARGES                                                                      15
VALUING YOUR INVESTMENT                                                      17
MAKING THE MOST OF YOUR CONTRACT                                             18
SURRENDERS                                                                   22
TSA -- SPECIAL PROVISIONS                                                    23
CHANGING OWNERSHIP                                                           23
BENEFITS IN CASE OF DEATH                                                    23
THE ANNUITY PAYOUT PERIOD                                                    24
TAXES                                                                        26
VOTING RIGHTS                                                                29
ABOUT THE SERVICE PROVIDERS                                                  30
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                 31



CORPORATE CONSOLIDATION

Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life of New York to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under contract.


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2 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each variable account before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The assumed investment rate we use is 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into variable accounts investing in shares of any or all of these funds.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

-  Roth IRAs under Section 408A of the Code


-  Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code


-  Plans under Section 401(k) of the Code


-  Custodial and investment only plans under Section 401(a) of the Code


-  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

-  Plans under Section 457 of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each variable account on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

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3 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNTS: Separate accounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each variable account changes with the performance of the particular fund.


THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or variable accounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of your purchase payments.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the variable accounts, each of which invests in a fund with a particular investment objective. The value of each variable account varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the variable accounts. (p. 10)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 14)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. (p. 14)


PURCHASE PAYMENTS:

MINIMUM ALLOWABLE PURCHASE PAYMENTS:

If paying by installments under a scheduled payment plan:

   $50 per month

   $23.08 biweekly

If paying by any other method:

   $50

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS:

   $50,000


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the variable accounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 18)

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 22)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 23)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 23)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p. 24)


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4 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

TAXES: Generally, income earned on your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 25)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits, until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE

(Contingent deferred sales load as a percentage of new purchase payments surrendered)

           YEARS FROM PURCHASE PAYMENT RECEIPT           SURRENDER CHARGE PERCENTAGE
                             1                                        7%

                             2                                        7

                             3                                        7

                             4                                        7

                             5                                        7

                             6                                        7

                             Thereafter                               0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% since the assumed investment rate is 3.5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" p. 16 and "The Annuity Payout Period -- Annuity Payout Plans" p. 24.)


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                      $24

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE                         1%

--------------------------------------------------------------------------------
5 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                        MINIMUM    MAXIMUM
Total expenses before fee waivers and/or expense reimbursements           0.61%     1.24%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more by allocating your contract values to the variable accounts investing in funds that have adopted 12b-1 plans than under other contracts that may have variable accounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                             GROSS TOTAL
                                                                         MANAGEMENT   12b-1      OTHER          ANNUAL
                                                                            FEES      FEES      EXPENSES       EXPENSES
AllianceBernstein VPS Growth and Income Portfolio (Class B)                 0.55%     0.25%       0.05%       0.85%(1)
RiverSource(SM) Variable Portfolio - Balanced Fund                          0.54      0.13        0.14        0.81(2),(3),(4)
(previously AXP(R) Variable Portfolio - Managed Fund)
RiverSource(SM) Variable Portfolio - Cash Management Fund                   0.33      0.13        0.15        0.61(2),(3)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                  0.47      0.13        0.17        0.77(2),(3)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund         0.68      0.13        0.16        0.97(2),(3),(4)
(previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RiverSource(SM) Variable Portfolio - Global Bond Fund                       0.71      0.13        0.20        1.04(2),(3)
(previously AXP(R) Variable Portfolio - Global Bond Fund)
RiverSource(SM) Variable Portfolio - Growth Fund                            0.66      0.13        0.17        0.96(2),(3),(4)
(previously AXP(R) Variable Portfolio - Growth Fund)
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                   0.59      0.13        0.16        0.88(2),(3)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RiverSource(SM) Variable Portfolio - International Opportunity Fund         0.72      0.13        0.20        1.05(2),(3),(4)
(previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                  0.56      0.13        0.14        0.83(2),(3),(4)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    0.63      0.13        0.17        0.93(2),(3),(4),(5)
(previously AXP(R) Variable Portfolio - Equity Select Fund)
Wells Fargo Advantage VT Small Cap Growth Fund                              0.75      0.25        0.24        1.24(6)



(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.
(2) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.
(3) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(4) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund and 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource(SM) Variable Portfolio - Balanced Fund, 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund and 0.06% for RiverSource(SM) Variable Portfolio - Growth Fund.
(5) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund.


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6 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

(6) The Funds' investment adviser has implemented a break point schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements net expenses would be 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund. Please refer to the Fund's prospectus for additional details.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption your costs would be:


                                                                 IF YOU DO NOT SURRENDER YOUR CONTRACT
                   IF YOU SURRENDER YOUR CONTRACT               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
             AT THE END OF THE APPLICABLE TIME PERIOD:         AT THE END OF THE APPLICABLE TIME PERIOD:
          1 YEAR      3 YEARS      5 YEARS     10 YEARS     1 YEAR       3 YEARS     5 YEARS     10 YEARS
          $936.88    $1,429.49    $1,948.38    $2,669.87    $236.88      $729.49    $1,248.38    $2,669.87


MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds for the last fiscal year. Although your actual costs maybe higher or lower, based on this assumption your costs would be:


                                                                 IF YOU DO NOT SURRENDER YOUR CONTRACT
                   IF YOU SURRENDER YOUR CONTRACT               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
             AT THE END OF THE APPLICABLE TIME PERIOD:         AT THE END OF THE APPLICABLE TIME PERIOD:
          1 YEAR      3 YEARS      5 YEARS     10 YEARS     1 YEAR       3 YEARS     5 YEARS     10 YEARS
          $872.30    $1,234.03    $1,619.86    $2,000.64    $172.30      $534.03     $919.86     $2,000.64



* In these examples, the $24 contract administrative charge is approximated as a .071% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


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7 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each variable account. The date in which operations commenced in each variable account is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                 2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/1/2001)
Accumulation unit value at beginning of period     $  1.02 $  0.93 $  0.71 $  0.92 $  1.00      --      --      --      --      --
Accumulation unit value at end of period           $  1.06 $  1.02 $  0.93 $  0.71 $  0.92      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       9,988   9,502   8,171   7,308   4,394      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (4/30/1986)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period     $  4.37 $  4.02 $  3.38 $  3.92 $  4.43 $  4.58 $  4.03 $  3.51 $  2.96 $  2.57
Accumulation unit value at end of period           $  4.49 $  4.37 $  4.02 $  3.38 $  3.92 $  4.43 $  4.58 $  4.03 $  3.51 $  2.96
Number of accumulation units outstanding
at end of period Number of accumulation units
outstanding                                         20,048  24,789  29,626  34,687  44,073  50,700  59,965  67,428  73,557  75,219
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (10/25/1982)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period     $  2.51 $  2.51 $  2.53 $  2.52 $  2.46 $  2.34 $  2.26 $  2.17 $  2.07 $  1.99
Accumulation unit value at end of period           $  2.55 $  2.51 $  2.51 $  2.53 $  2.52 $  2.46 $  2.34 $  2.26 $  2.17 $  2.07
Number of accumulation units outstanding
at end of period (000 omitted)                       1,711   2,413   3,253   5,438   6,508   4,607   5,999   6,515   4,651   5,927

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005 WERE 2.55%
AND 2.58%, RESPECTIVELY.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/25/1982)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period     $  5.05 $  4.88 $  4.72 $  4.52 $  4.24 $  4.06 $  4.03 $  4.01 $  3.73 $  3.53
Accumulation unit value at end of period           $  5.11 $  5.05 $  4.88 $  4.72 $  4.52 $  4.24 $  4.06 $  4.03 $  4.01 $  3.73
Number of accumulation units outstanding
at end of period (000 omitted)                       6,279   7,630   9,811  12,733  13,011  13,342  16,987  20,262  21,882  24,424
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (6/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period     $  1.25 $  1.06 $  0.76 $  0.95 $  1.00      --      --      --      --      --
Accumulation unit value at end of period           $  1.40 $  1.25 $  1.06 $  0.76 $  0.95      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      20,256  15,614  10,316   9,189   4,963      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (5/1/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period     $  1.59 $  1.46 $  1.30 $  1.14 $  1.14 $  1.12 $  1.18 $  1.10 $  1.07 $  1.00
Accumulation unit value at end of period           $  1.49 $  1.59 $  1.46 $  1.30 $  1.14 $  1.14 $  1.12 $  1.18 $  1.10 $  1.07
Number of accumulation units outstanding
at end of period (000 omitted)                       3,649   3,576   3,982   4,993   4,016   4,548   5,735   6,220   5,578   2,311
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (6/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period     $  0.76 $  0.71 $  0.59 $  0.80 $  1.00      --      --      --      --      --
Accumulation unit value at end of period           $  0.81 $  0.76 $  0.71 $  0.59 $  0.80      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       5,496   2,023   1,844     823      95      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (5/1/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period     $  1.39 $  1.26 $  1.01 $  1.10 $  1.05 $  1.17 $  1.12 $  1.18 $  1.05 $  1.00
Accumulation unit value at end of period           $  1.43 $  1.39 $  1.26 $  1.01 $  1.10 $  1.05 $  1.17 $  1.12 $  1.18 $  1.05
Number of accumulation units outstanding
at end of period (000 omitted)                       8,511  10,286  11,318  11,031  13,221  14,688  17,003  17,820  12,894   4,671


--------------------------------------------------------------------------------
8 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                 2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (1/13/1992)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period     $  1.57 $  1.35 $  1.07 $  1.32 $  1.87 $  2.51 $  1.74 $  1.52 $  1.50 $  1.38
Accumulation unit value at end of period           $  1.77 $  1.57 $  1.35 $  1.07 $  1.32 $  1.87 $  2.51 $  1.74 $  1.52 $  1.50
Number of accumulation units outstanding
at end of period (000 omitted)                      23,591  26,380  28,525  33,577  44,105  53,666  59,132  67,198  75,831  77,830
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (10/25/1982)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period     $  5.90 $  5.62 $  4.40 $  5.69 $  7.02 $  8.60 $  7.02 $  5.71 $  4.64 $  4.35
Accumulation unit value at end of period           $  6.20 $  5.90 $  5.62 $  4.40 $  5.69 $  7.02 $  8.60 $  7.02 $  5.71 $  4.64
Number of accumulation units outstanding
at end of period (000 omitted)                      10,770  13,632  15,977  18,385  24,285  28,855  33,850  37,947  41,666  47,283

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND* (6/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period     $  1.10 $  1.02 $  0.84 $  0.99 $  1.00      --      --      --      --      --
Accumulation unit value at end of period           $  1.20 $  1.10 $  1.02 $  0.84 $  0.99      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       7,555   7,975   7,166   5,143   1,646      --      --      --      --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (5/1/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period     $  1.64 $  1.61 $  1.31 $  1.69 $  2.05 $  2.27 $  1.74 $  1.37 $  1.11 $  1.00
Accumulation unit value at end of period           $  1.65 $  1.64 $  1.61 $  1.31 $  1.69 $  2.05 $  2.27 $  1.74 $  1.37 $  1.11
Number of accumulation units outstanding
at end of period (000 omitted)                      26,285  41,226  51,477  60,828  79,769  87,213  88,673  75,581  64,613  27,817

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (1/13/1992)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period     $  1.60 $  1.48 $  1.16 $  1.72 $  2.59 $  3.24 $  1.91 $  1.88 $  1.69 $  1.47
Accumulation unit value at end of period           $  1.73 $  1.60 $  1.48 $  1.16 $  1.72 $  2.59 $  3.24 $  1.91 $  1.88 $  1.69
Number of accumulation units outstanding
at end of period (000 omitted)                      18,057  24,126  30,038  35,545  48,699  56,989  61,638  73,610  79,813  77,673

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006.

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/1/2001)
Accumulation unit value at beginning of period     $  0.91 $  0.81 $  0.57 $  0.94 $  1.00      --      --      --      --      --
Accumulation unit value at end of period           $  0.96 $  0.91 $  0.81 $  0.57 $  0.94      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       8,033   7,848   6,807   4,352   1,279      --      --      --      --      --



FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the variable accounts in the SAI.

--------------------------------------------------------------------------------
9 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNTS AND THE FUNDS

THE VARIABLE ACCOUNTS: All variable accounts were established under New York law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

Each variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each variable account only to that variable account. State insurance law prohibits us from charging a variable account with liabilities of any other variable account or of our general business. Each variable account's net assets are held in relation to the contracts described in this prospectus as well as other contracts that we issue that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (separate accounts) may be offered by an insurance company and how many exchanges among those separate accounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the separate account assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. The contract currently offers variable accounts investing in shares of the funds listed in the table below.


- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a variable account invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

-  REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
   We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the variable accounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to, compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

   We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to


--------------------------------------------------------------------------------
10 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

   0.50% of the average daily net assets invested in the fund through this contract and other contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to, publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

   The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to variable accounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a variable account that invests in a particular fund (see "About the Service Providers").

   The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the variable account that invests in that fund.

   Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

   - Compensating, training and educating sales representatives who sell the contracts.

   - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

   - Providing sub-transfer agency and shareholder servicing to contract owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

   -  Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
11 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE VARIABLE ACCOUNTS THAT INVEST IN SHARES OF THE FOLLOWING FUNDS.



INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein          Long-term growth of capital. Invests primarily in                 AllianceBernstein L.P.
VPS Growth and Income      dividend-paying common stocks of large, well-established, "blue
Portfolio (Class B)        chip" companies.

RiverSource                Maximum total investment return through a combination of          RiverSource Investments
Variable Portfolio -       capital growth and current income. Invests primarily in a
Balanced Fund              combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50%
                           of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to 25% of its total assets in foreign investments.

RiverSource                Maximum current income consistent with liquidity and stability    RiverSource Investments
Variable Portfolio -       of principal. Invests primarily in money market instruments,
Cash Management Fund       such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of
                           deposit, bankers' acceptances, letters of credit, and
                           commercial paper, including asset-backed commercial paper.

RiverSource                High level of current income while attempting to conserve the     RiverSource Investments
Variable Portfolio -       value of the investment and continuing a high level of income
Diversified Bond Fund      for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the
                           Lehman Brothers Aggregate Bond Index (Index), which are
                           investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the
                           Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

RiverSource                High level of current income and, as a secondary goal, steady     RiverSource Investments
Variable Portfolio -       growth of capital. Under normal market conditions, the Fund
Diversified Equity         invests at least 80% of its net assets in dividend-paying
Income Fund                common and preferred stocks.

RiverSource                High total return through income and growth of capital.           RiverSource Investments
Variable Portfolio -       Non-diversified mutual fund that invests primarily in debt
Global Bond Fund           obligations of U.S. and foreign issuers (which may include issuers located in emerging markets). Under normal market
                           conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt obligations
                           including money market instruments of issuers located in at least three different countries.


--------------------------------------------------------------------------------
12 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource                Long-term capital growth. Invests primarily in common stocks      RiverSource Investments
Variable Portfolio -       and securities convertible into common stocks that appear to
Growth Fund                offer growth opportunities. These growth opportunities could result from new management, market developments, or
                           technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

RiverSource                High current income, with capital growth as a secondary           RiverSource Investments
Variable Portfolio -       objective. Under normal market conditions, the Fund invests at
High Yield Bond Fund       least 80% of its net assets in high-yielding, high-risk
                           corporate bonds (junk bonds) issued by U.S. and foreign
                           companies and governments.

RiverSource                Capital appreciation. Invests primarily in equity securities of   RiverSource Investments, adviser;
Variable Portfolio -       foreign issuers that offer strong growth potential. The Fund      Threadneedle International Limited,
International              may invest in developed and in emerging markets.                  an indirect wholly-owned subsidiary
Opportunity Fund                                                                             of Ameriprise Financial, subadviser.

RiverSource                Capital appreciation. Under normal market conditions, the Fund    RiverSource Investments
Variable Portfolio -       invests at least 80% of its net assets in equity securities of
Large Cap Equity Fund      companies with market capitalization greater than $5 billion at the time of purchase.

RiverSource                Growth of capital. Under normal market conditions, the Fund       RiverSource Investments
Variable Portfolio -       invests at least 80% of its net assets in equity securities of
Mid Cap Growth Fund        mid capitalization companies. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth Index.

Wells Fargo Advantage VT   Long-term capital appreciation. Focus is on companies believed    Wells Fargo Funds Management, LLC,
Small Cap Growth Fund      to have above-average growth potential or that may be involved    adviser; Wells Capital Management
                           in new or innovative products, services and processes. Invests    Incorporated, subadviser.
                           principally in securities of companies with market
                           capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, which is considered a small capitalization index that is expected to change frequently.


--------------------------------------------------------------------------------
13 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for our new and existing annuities, product design, competition, and our revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract-- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our office before the close of business, we will credit any portion of that payment allocated to the variable accounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our office at or after the close of business, we will credit any portion of that payment allocated to the variable accounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we processed your application, we established the retirement date to the maximum age or date described below or you selected a date within the maximum limits. You can change the date, provided you send us written instructions at least 30 days before annuity payouts begin. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-  no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or before the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary.

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

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14 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

   If paying by installments under a scheduled payment plan:

      $50 per month

      $23.08 biweekly

   If paying by any other method:

      $50

(1) If you do not make any purchase payments for 36 months and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)

      $50,000

(2) These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY OF NEW YORK

70200 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-  a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $6 from the contract value at the end of each contract quarter (each three-month period measured from the effective date of your contract). This equates to an annual charge of $24. We prorate this charge among the variable accounts and the fixed account in the same proportion your interest in each account bears to your total contract value. If you surrender your contract, we will deduct the quarterly charge at the time of surrender. We cannot increase the quarterly contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to your variable accounts. The unit values of your variable accounts reflect this fee and it totals 1% of the variable accounts' average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The variable accounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the variable accounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

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15 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

We may use any profits we realize from the variable accounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

A surrender charge of 7% applies on each purchase payment you make. We may deduct this surrender charge if you request a surrender within six years of making that purchase payment. We calculate the surrender charge by drawing from your total contract value in the following order:

- First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular variable or fixed account.

- Next, if necessary, we surrender amounts representing purchase payments six contract years old or more and not previously surrendered. We do not assess a surrender charge on this amount.

- Finally, if necessary, we surrender amounts representing purchase payments up to six contract years old and not previously surrendered on a first-in, first-out (FIFO) basis. A surrender charge of 7% applies to any amount surrendered from these new purchase payments.

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually deducted from your contract is $1,075.27. We determine this amount as follows:

               AMOUNT REQUESTED                    $1,000
          ------------------------       OR        ------ = $1,075.27
          1.00 - WITHDRAWAL CHARGE                  .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% since the assumed investment rate is 3.5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGE

We do not assess surrender charges for:

- amounts surrendered after the later of the annuitant attaining age 65 or the tenth contract anniversary;

- contracts settled using an annuity payout plan, unless Annuity Payout Plan E is later surrendered; and

-  death benefits.


OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under 59 1/2 (waived in case of death or disability).


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.


FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


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16 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-  plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-  minus any prorated portion of the contract administrative charge.

VARIABLE ACCOUNTS

We convert amounts you allocated to the variable accounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, we credit a certain number of accumulation units to your contract for that account. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a variable account or we assess a contract administrative charge or a surrender charge.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the account invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular account we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a variable account.

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the variable accounts;

-  transfers into or out of the variable accounts;

-  partial surrenders;

-  surrender charges; and/or

-  deduction of a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-  changes in fund net asset value;

-  fund dividends distributed to the variable accounts;

-  fund capital gains or losses;

-  fund operating expenses; and

-  mortality and expense risk fees.

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17 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable account to a more aggressive one, or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                       NUMBER
By investing an equal number                                 AMOUNT    ACCUMULATION   OF UNITS
of dollars each month ...                      MONTH        INVESTED    UNIT VALUE    PURCHASED

                                                Jan          $100         $20          5.00

                                                Feb           100          18          5.56

you automatically buy                           Mar           100          17          5.88
more units when the
per unit market price is low ... ------>        Apr           100          15          6.67

                                                May           100          16          6.25

                                                Jun           100          18          5.56

                                                Jul           100          17          5.88

and fewer units                                 Aug           100          19          5.26
when the per unit
market price is high.            ------>        Sept          100          21          4.76

                                                Oct           100          20          5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable account will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one variable account, or the fixed account, to another variable account before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE VARIABLE ACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE VARIABLE ACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE VARIABLE ACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a variable account invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a variable account invests;

- increasing the transaction costs and expenses of an underlying fund in which a variable account invests; and,

- preventing the investment adviser(s) of an underlying fund in which a variable account invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

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18 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a variable account that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.


IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE VARIABLE
ACCOUNTS:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three variable account transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:


- requiring transfer requests to be submitted in writing only by first-class U.S. mail;

-  not accepting telephone or electronic transfer requests; or

-  not accepting transfer requests of an agent acting under power of attorney.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE VARIABLE ACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE VARIABLE ACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable accounts.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


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19 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the variable accounts, or from the variable accounts to the fixed account. However, if you made a transfer from the fixed account to the variable accounts, you may not make a transfer from any variable account back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the variable accounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the variable accounts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:


Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Contract value or entire account balance


* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


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20 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your variable accounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to the variable accounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automatic arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders:   $50

MAXIMUM AMOUNT

Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)

3 BY PHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday),

8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (TOLL FREE)
(518) 869-8613

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire contract balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance

Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

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21 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges and surrender charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under your contract will reduce your contract value. As a result, the value of your death benefit will also be reduced. In addition, surrenders you are required to take satisfy RMDs under the Code may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all of your variable accounts and/or the fixed account in the same proportion as your value in each account correlates to the total contract value, unless requested otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

-  request that payment be wired to your bank;

-  bank account must be in the same ownership as your contract; and

-  pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank for surrender payments we send by wire For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   - the surrender amount includes a purchase payment check that has not cleared;

   -  the NYSE is closed, except for normal holiday and weekend closings;

   -  trading on the NYSE is restricted, according to SEC rules;

   - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   - the SEC permits us to delay payment for the protection of security holders.

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22 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS
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TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -  you are at least age 59 1/2;

   -  you are disabled as defined in the Code;

   -  you severed employment with the employer who purchased the contract; or

   -  the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

-  contract value;

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

-  purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

-  contract value; or

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.

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23 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS
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IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions.
Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and


   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the variable accounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

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24 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

ANNUITY TABLES


The annuity tables in your contract (Table A and Table B) show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will be 5.05% (see "Charges -- Surrender charge under Annuity Payout Plan E"). You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal (see "Taxes").


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you have allocated to the fixed account will provide fixed dollar payouts and contract values that you have allocated among the variable accounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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25 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or variable accounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable.
We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout "Plan A -- Life annuity -- no refund," where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax deferred.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


- because of your death, or in the event of nonnatural ownership, the death of the annuitant;


-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-  if it is allocable to an investment before Aug. 14, 1982; or

-  if annuity payouts begin before the first contract anniversary.

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26 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS
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TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund an employer sponsored plan or 457 plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless:

(1) the contract is an IRA to which you made non-deductible contributions; or

(2) you rolled after-tax dollars from a retirement plan into your IRA, or

(3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:

(1) the contract is an IRA to which you made non-deductible contributions; or

(2) you rolled after-tax dollars from a retirement plan into your IRA, or

(3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits to increase. RMDs may reduce the value of certain death benefits. You should consult your tax advisor for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAs, ROTH IRAs, SEPs AND SECTION 475 PLANS: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


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27 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUNITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-  the payout is an RMD as defined under the Code;


-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.


State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only);


-  if the payout is a 457 plan distribution; or

-  to pay certain medical or education expenses (IRAs only).


DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge a qualified annuity.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE OF NEW YORK'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the variable accounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each variable account invests and becomes a part of that variable account's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the variable accounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.




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28 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the variable accounts you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:


-  the reserve held in each account for your contract; divided by


-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

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29 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


Ameriprise Financial Services, Inc. is the principal underwriter for the contract which it offers continuously. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial Services, Inc. is a wholly-owned subsidiary of Ameriprise Financial, Inc.


ISSUER


IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.


IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. IDS Life of New York conducts a conventional life insurance business in New York.


We pay time-of-sale commissions of up to 5.50% of purchase payments on the contract as well as service/trail commissions of up to 0.175% based on annual total contract value for as long as the contract remains in effect.


We may pay our sales representatives a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to encourage sales representatives to market a new or enhanced contract or to increase sales during the period.

The above commissions and service fees compensate our sales representatives for selling and servicing the contract. These commissions do not change depending on which variable accounts you choose to allocate your purchase payments. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representatives may be required to return sales commissions under certain circumstances including, but not limited to, if a contract owner returns the contract under the free look period.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.

SOURCES OF PAYMENTS TO SALES REPRESENTATIVES

- We pay the commissions and other compensation described above from our assets.

-  Our assets may include:

   - revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");


   - compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

   - compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and


   - revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   - fees and expenses we collect from contract owners, including surrender charges; and

   - fees and expenses charged by the underlying funds in which the variable accounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

--------------------------------------------------------------------------------
30 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

POTENTIAL CONFLICT OF INTEREST

Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the contract offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.

LEGAL PROCEEDINGS


The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life of New York has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

IDS Life of New York and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Accounts. During 2005, the principal underwriter of the contract, Ameriprise Financial Services, Inc., under its previous name, American Express Financial Advisors Inc., settled various regulatory proceedings with the SEC, the NASD and state securities regulators. IDS Life of New York does not believe that the terms of any of these settlements will have a material adverse impact on the ability of Ameriprise Financial Services, Inc. to perform its duties on behalf of the Variable Account as principal underwriter of the contract.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Calculating Annuity Payouts                                              p. 3

Rating Agencies                                                          p. 4

Revenues Received During Calendar Year 2005                              p. 4

Principal Underwriter                                                    p. 5

Independent Registered Public Accounting Firm                            p. 5

Financial Statements


--------------------------------------------------------------------------------
31 IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

[RIVERSOURCE ANNUITIES(SM) LOGO]

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251


S-6175 X (5/06)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

                                   MAY 1, 2006

IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and
19 are separate accounts established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

TABLE OF CONTENTS

Calculating Annuity Payouts                                                p. 3

Rating Agencies                                                            p. 4


Revenues Received During Calendar Year 2005                                p. 4

Principal Underwriter                                                      p. 5

Independent Registered Public Accounting Firm                              p. 5


Financial Statements


CORPORATE CONSOLIDATION


Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life of New York to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under contract.

--------------------------------------------------------------------------------
2 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18
AND 19

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNTS

We do the following calculations separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

-  determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of each variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your variable account is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

--------------------------------------------------------------------------------
3 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18
AND 19

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the variable accounts. This information generally does not relate to the management or performance of the variable accounts.


For detailed information on the agency ratings given to IDS Life of New York, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:


A.M. Best                                                   www.ambest.com

Fitch                                                 www.fitchratings.com

Moody's                                           www.moodys.com/insurance


Standard & Poor's                                 www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.


Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2005:

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2005. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



Fidelity(R) Variable Insurance Products                                       $ 8,854,855.66
Franklin(R) Templeton(R) Variable Insurance Products Trust                      6,823,584.36
Liberty Variable Investment Trust / Wanger Advisors Trust                       6,167,159.08
American Century(R) Variable Portfolios, Inc.                                   5,916,210.77
Goldman Sachs Variable Insurance Trust                                          5,908,269.00
AIM Variable Insurance Funds                                                    4,657,038.45
AllianceBernstein Variable Products Series Fund, Inc.                           4,105,185.33
Putnam Variable Trust                                                           2,894,721.89
MFS(R) Variable Insurance Trust(SM)                                             2,814,229.09
Credit Suisse Trust                                                             1,948,062.06
Wells Fargo Advantage Variable Trust Funds                                      1,785,045.10
Janus Aspen Series                                                                973,913.25
Evergreen Variable Annuity Trust                                                  950,086.78
Oppenheimer Variable Account Funds                                                940,501.39
Third Avenue Variable Series Trust                                                930,151.06
Royce Capital Fund                                                                909,404.51
Lazard Retirement Series, Inc.                                                    866,279.90
Van Kampen Life Investment Trust / The Universal Institutional Funds, Inc.        766,423.33
Pioneer Variable Contracts Trust                                                  367,921.93
Calvert Variable Series, Inc.                                                     166,558.14
Dreyfus Investment Portfolios / Dreyfus Variable Investment Fund                   40,580.81
STI Classic Variable Trust                                                         25,316.37
Premier VIT                                                                        20,167.99
Baron Capital Funds Trust                                                           7,180.35
J.P. Morgan Series Trust II                                                         4,344.49



If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


--------------------------------------------------------------------------------
4 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18
AND 19

PRINCIPAL UNDERWRITER


Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as principal underwriter for the contract, which it offers on a continuous basis. Ameriprise Financial Services is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. Ameriprise Financial Services is an affiliate of ours. Both Ameriprise Financial Services and IDS Life of New York are ultimately controlled by Ameriprise Financial, Inc. The principal business address of Ameriprise Financial Services is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. IDS Life of New York currently pays Ameriprise Financial Services underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services in its role as principal underwriter has been:
2005: $7,093,004; 2004: $4,089,351, and 2003: $2,433,623. Ameriprise Financial
Services retains no underwriting commission from the sale of the contract.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of IDS Life Insurance Company of New York at Dec. 31, 2005 and 2004, and for each of the three years in the period ended Dec. 31, 2005, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19 (which include IDS Life of New York Flexible Annuity) at Dec. 31, 2005, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


--------------------------------------------------------------------------------
5 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18
AND 19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18
and 19 as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19 at December 31,
2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 31, 2006

--------------------------------------------------------------------------------
6 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18
AND 19

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            SEGREGATED ASSET ACCOUNTS
                                                     -----------------------------------------------------------------------
DECEMBER 31, 2005                                         18             9              6             5              15
ASSETS

Investments, at value(1),(2)                         $ 10,723,218   $ 92,044,561   $ 4,526,622   $ 32,305,862   $ 28,564,029
Dividends receivable                                           --             --        13,419        106,892             --
Accounts receivable from IDS Life of New York for
 contract purchase payments                                    --             --           310             --             --
Receivable for share redemptions                            8,971             --            --             --             --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                           10,732,189     92,044,561     4,540,351     32,412,754     28,564,029
============================================================================================================================
LIABILITIES

Payable to IDS Life of New York for:
   Mortality and expense risk fee                           9,019         76,393         3,778         27,016         23,477
   Contract terminations                                    8,971         27,929            --         42,591         22,411
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          17,990        104,322         3,778         69,607         45,888
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                10,592,212     90,064,894     4,360,550     32,066,916     28,366,332
Net assets applicable to contracts in payment
 period                                                   121,987      1,875,345       176,023        276,231        151,809
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $ 10,714,199   $ 91,940,239   $ 4,536,573   $ 32,343,147   $ 28,518,141
============================================================================================================================
(1) Investment shares                                     435,019      6,211,701     4,528,240      3,083,859      2,050,768
(2) Investments, at cost                             $  9,227,878   $ 93,052,934   $ 4,526,708   $ 33,811,517   $ 23,256,718
----------------------------------------------------------------------------------------------------------------------------

                                                                             SEGREGATED ASSET ACCOUNTS
                                                     -----------------------------------------------------------------------
DECEMBER 31, 2005 (CONTINUED)                             12             16            13             10              4
ASSETS

Investments, at value(1),(2)                          $ 5,515,418   $ 4,475,172   $ 12,313,718   $ 42,305,907   $ 67,397,255
Dividends receivable                                        9,967            --         51,143             --             --
Accounts receivable from IDS Life of New York for
 contract purchase payments                                 1,915         6,796             --             --             --
Receivable for share redemptions                               --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                            5,527,300     4,481,968     12,364,861     42,305,907     67,397,255
============================================================================================================================
LIABILITIES

Payable to IDS Life of New York for:
   Mortality and expense risk fee                           4,570         3,528         10,316         34,996         55,767
   Contract terminations                                       --            --         26,101         34,498          5,790
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           4,570         3,528         36,417         69,494         61,557
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                 5,451,720     4,477,259     12,145,079     41,869,510     66,751,920
Net assets applicable to contracts in payment
 period                                                    71,010         1,181        183,365        366,903        583,778
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                      $ 5,522,730   $ 4,478,440   $ 12,328,444   $ 42,236,413   $ 67,335,698
============================================================================================================================
(1) Investment shares                                     522,561       657,083      1,849,008      3,908,531      3,065,793
(2) Investments, at cost                              $ 5,496,308   $ 4,076,982   $ 14,177,601   $ 48,133,368   $ 76,610,053
----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
7 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18
AND 19

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET ACCOUNTS
                                                               -------------------------------------------------------
DECEMBER 31, 2005 (CONTINUED)                                       17            14            11             19
ASSETS

Investments, at value(1),(2)                                   $ 9,186,611   $ 44,388,844   $ 31,703,877   $ 7,761,322
Dividends receivable                                                    --             --             --            --
Accounts receivable from IDS Life of New York for contract
 purchase payments                                                      --             --             --            --
Receivable for share redemptions                                        --             --             --         3,440
----------------------------------------------------------------------------------------------------------------------
Total assets                                                     9,186,611     44,388,844     31,703,877     7,764,762
======================================================================================================================
LIABILITIES

Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   7,605         37,250         26,266         6,532
    Contract terminations                                           27,264         43,684         12,061         3,440
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   34,869         80,934         38,327         9,972
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        9,096,560     43,361,215     31,297,370     7,699,471
Net assets applicable to contracts in payment period                55,182        946,695        368,180        55,319
----------------------------------------------------------------------------------------------------------------------
Total net assets                                               $ 9,151,742   $ 44,307,910   $ 31,665,550   $ 7,754,790
======================================================================================================================
(1) Investment shares                                              750,537      2,812,536      3,632,357       930,614
(2) Investments, at cost                                       $ 7,608,313   $ 40,484,007   $ 48,045,695   $ 6,207,941
----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18
AND 19

STATEMENTS OF OPERATIONS

                                                                           SEGREGATED ASSET ACCOUNTS
                                                     ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005                              18            9              6             5             15
INVESTMENT INCOME

Dividend income                                      $   131,665   $  2,587,633   $   133,801   $ 1,321,600    $   385,160
Variable account expenses                                104,375      1,007,840        52,940       355,734        241,917
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           27,290      1,579,793        80,861       965,866        143,243
==========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
    Proceeds from sales                                1,748,957     22,192,090     2,956,832     8,062,971      1,928,321
    Cost of investments sold                           1,537,862     22,097,550     2,956,897     8,382,907      1,564,679
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         211,095         94,540           (65)     (319,936)       363,642
Distributions from capital gains                              --      2,809,824            --            --      1,070,856
Net change in unrealized appreciation or
 depreciation of investments                             129,306     (1,750,559)           74      (258,631)     1,477,671
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           340,401      1,153,805             9      (578,567)     2,912,169
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                     $   367,691   $  2,733,598   $    80,870   $   387,299    $ 3,055,412
==========================================================================================================================

                                                                           SEGREGATED ASSET ACCOUNTS
                                                     ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  12            16            13             10             4
INVESTMENT INCOME

Dividend income                                      $   232,904   $     10,883   $   876,408   $   568,708    $   808,309
Variable account expenses                                 56,781         26,415       135,432       406,434        731,305
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          176,123        (15,532)      740,976       162,274         77,004
==========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
    Proceeds from sales                                1,065,200        335,803     3,396,041     6,130,241     18,009,008
    Cost of investments sold                           1,024,808        304,305     3,911,838     7,695,190     21,284,314
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          40,392         31,498      (515,797)   (1,564,949)    (3,275,306)
Distributions from capital gains                          24,667             --            --            --             --
Net change in unrealized appreciation or
 depreciation of investments                            (591,317)       204,517       164,608     6,303,030      6,661,763
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          (526,258)       236,015      (351,189)    4,738,081      3,386,457
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                     $  (350,135)  $    220,483   $   389,787   $ 4,900,355    $ 3,463,461
==========================================================================================================================

                                                                             SEGREGATED ASSET ACCOUNTS
                                                               --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                            17            14             11             19
INVESTMENT INCOME

Dividend income                                                $        --   $   321,856    $     27,115    $        --
Variable account expenses                                           88,424        549,148         339,198        73,906
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (88,424)      (227,292)       (312,083)      (73,906)
=======================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
    Proceeds from sales                                          1,853,979     24,764,941      10,210,337     1,337,169
    Cost of investments sold                                     1,533,568     23,283,113      16,842,319     1,130,787
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   320,411      1,481,828      (6,631,982)      206,382
Distributions from capital gains                                   482,675             --              --            --
Net change in unrealized appreciation or
 depreciation of investments                                        75,568     (1,753,744)      9,299,491       283,595
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     878,654       (271,916)      2,667,509       489,977
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                               $   790,230   $   (499,208)  $   2,355,426   $   416,071
=======================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18
AND 19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET ACCOUNTS
                                                     ---------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005                               18             9              6                5               15
OPERATIONS

Investment income (loss) -- net                      $     27,290   $   1,579,793   $     80,861    $    965,866    $    143,243
Net realized gain (loss) on sales of investments          211,095          94,540            (65)       (319,936)        363,642
Distributions from capital gains                               --       2,809,824             --              --       1,070,856
Net change in unrealized appreciation or
 depreciation of investments                              129,306      (1,750,559)            74        (258,631)      1,477,671
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                          367,691       2,733,598         80,870         387,299       3,055,412
================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                345,065         868,569        172,672         447,047         476,965
Net transfers(1)                                        1,702,204      (4,239,489)      (320,372)       (528,883)      9,152,071
Transfers for policy loans                                 20,342         145,511         19,909          46,582          21,595
Adjustments to net assets allocated to contracts
 in payout period                                         (15,058)       (183,286)        (6,213)        (33,817)        (17,182)
Contract charges                                           (5,967)        (78,491)        (3,906)        (24,720)        (15,038)
Contract terminations:
    Surrender benefits                                 (1,473,155)    (16,123,277)    (1,523,234)     (5,738,336)     (3,572,497)
    Death benefits                                        (90,718)     (1,412,170)      (116,218)     (1,046,947)       (159,201)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            482,713     (21,022,633)    (1,777,362)     (6,879,074)      5,886,713
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         9,863,795     110,229,274      6,233,065      38,834,922      19,576,016
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 10,714,199   $  91,940,239   $  4,536,573    $ 32,343,147    $ 28,518,141
================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  9,502,035      24,789,129      2,413,496       7,629,857      15,613,695
Contract purchase payments                                335,511         198,028         68,566          87,888         372,798
Net transfers(1)                                        1,654,171        (967,275)      (128,092)       (106,915)      7,126,632
Transfers for policy loans                                 19,995          33,445          7,851           9,245          17,546
Contract charges                                           (5,824)        (17,990)        (1,549)         (4,885)        (11,657)
Contract terminations:
    Surrender benefits                                 (1,429,211)     (3,649,016)      (603,333)     (1,129,813)     (2,738,949)
    Death benefits                                        (88,886)       (337,953)       (45,650)       (205,989)       (123,764)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        9,987,791      20,048,368      1,711,289       6,279,388      20,256,301
================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17,
18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET ACCOUNTS
                                                     --------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  12             16             13              10              4
OPERATIONS

Investment income (loss) -- net                      $   176,123    $   (15,532)   $    740,976    $    162,274   $      77,004
Net realized gain (loss) on sales of investments          40,392         31,498        (515,797)     (1,564,949)     (3,275,306)
Distributions from capital gains                          24,667             --              --              --              --
Net change in unrealized appreciation or
 depreciation of investments                            (591,317)       204,517         164,608       6,303,030       6,661,763
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        (350,135)       220,483         389,787       4,900,355       3,463,461
===============================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                61,900         75,597         178,988         688,966         860,661
Net transfers(1)                                         927,328      2,905,755        (271,109)      1,587,698      (4,949,851)
Transfers for policy loans                                 2,664          2,765           9,568         108,196         185,516
Adjustments to net assets allocated to contracts
 in payout period                                         (6,857)        (3,284)        (21,920)        (43,651)        (57,639)
Contract charges                                          (2,993)        (1,630)         (7,839)        (32,997)        (65,920)
Contract terminations:
    Surrender benefits                                  (840,614)      (258,256)     (2,245,044)     (6,536,449)    (12,130,781)
    Death benefits                                       (16,256)            --        (155,164)       (304,096)       (955,525)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           125,172      2,720,947      (2,512,520)     (4,532,333)    (17,113,539)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        5,747,693      1,537,010      14,451,177      41,868,391      80,985,776
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 5,522,730    $ 4,478,440    $ 12,328,444    $ 42,236,413   $  67,335,698
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 3,575,719      2,023,162      10,286,007      26,380,196      13,631,908
Contract purchase payments                                40,357         97,022         128,470         432,922         144,985
Net transfers(1)                                         592,149      3,703,006        (192,547)        975,576        (834,923)
Transfers for policy loans                                 1,743          4,604           6,882          73,938          31,770
Contract charges                                          (1,953)        (2,097)         (5,611)        (20,654)        (11,160)
Contract terminations:
    Surrender benefits                                  (548,255)      (329,977)     (1,601,484)     (4,042,965)     (2,030,543)
    Death benefits                                       (10,720)            --        (110,349)       (208,443)       (161,708)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       3,649,040      5,495,720       8,511,368      23,590,570      10,770,329
===============================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17,
18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET ACCOUNTS
                                                     ----------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  17             14              11              19
OPERATIONS

Investment income (loss) -- net                     $    (88,424)  $    (227,292)   $   (312,083)   $   (73,906)
Net realized gain (loss) on sales of investments         320,411       1,481,828      (6,631,982)       206,382
Distributions from capital gains                         482,675              --              --             --
Net change in unrealized appreciation or
 depreciation of investments                              75,568      (1,753,744)      9,299,491        283,595
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                         790,230        (499,208)      2,355,426        416,071
===============================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                               192,086         876,038         561,016        162,489
Net transfers(1)                                         784,456     (13,558,604)     (4,477,785)       940,201
Transfers for policy loans                                 7,636         130,456         107,429         32,110
Adjustments to net assets allocated to contracts
 in payout period                                         (4,692)       (103,930)        (35,302)        (8,579)
Contract charges                                          (5,078)        (47,523)        (31,855)        (4,330)
Contract terminations:
    Surrender benefits                                (1,438,414)    (10,952,807)     (5,545,935)      (943,636)
    Death benefits                                       (36,991)       (363,111)       (321,855)       (52,602)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (500,997)    (24,019,481)     (9,744,287)       125,653
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        8,862,509      68,826,599      39,054,411      7,213,066
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  9,151,742   $  44,307,910    $ 31,665,550    $ 7,754,790
===============================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 7,975,456      41,225,861      24,126,184      7,847,814
Contract purchase payments                               173,538         547,537         351,796        183,792
Net transfers(1)                                         711,007      (8,483,621)     (2,812,867)     1,073,228
Transfers for policy loans                                 7,517          81,936          68,816         37,302
Contract charges                                          (4,577)        (29,721)        (20,005)        (4,884)
Contract terminations:
    Surrender benefits                                (1,264,465)     (6,776,566)     (3,459,030)      (988,014)
    Death benefits                                       (43,330)       (280,396)       (197,777)      (116,670)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       7,555,146      26,285,030      18,057,117      8,032,568
===============================================================================================================

(1) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17,
18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET ACCOUNTS
                                                     ---------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004                              18              9               6              5               15
OPERATIONS

Investment income (loss) -- net                     $    (23,448)   $   1,430,904   $    (20,615)  $   1,205,813    $     89,678
Net realized gain (loss) on sales of investments          64,643       (1,104,760)          (309)       (475,868)        104,190
Net change in unrealized appreciation or
 depreciation of investments                             830,844        8,683,152            309         685,031       2,366,286
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                         872,039        9,009,296        (20,615)      1,414,976       2,560,154
================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                               166,114        1,202,992        168,412         493,263         336,806
Net transfers(1)                                       2,242,704       (7,514,945)     1,091,810      (4,921,851)      7,232,144
Transfers for policy loans                                13,559          200,581         17,742          45,540          19,414
Adjustments to net assets allocated to contracts
 in payout period                                        (13,773)        (179,739)        (8,312)        (34,553)        (12,393)
Contract charges                                          (5,061)         (90,490)        (5,215)        (30,284)         (9,026)
Contract terminations:
    Surrender benefits                                (1,057,570)     (12,375,044)    (3,159,848)     (5,651,302)     (1,537,863)
    Death benefits                                       (87,640)      (1,246,553)      (116,794)       (705,692)       (112,022)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,258,333      (20,003,198)    (2,012,205)    (10,804,879)      5,917,060
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        7,733,423      121,223,176      8,265,885      48,224,825      11,098,802
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  9,863,795    $ 110,229,274   $  6,233,065   $  38,834,922    $ 19,576,016
================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 8,170,865       29,625,814      3,253,178       9,811,383      10,316,132
Contract purchase payments                               174,477          292,962         67,097          99,830         303,752
Net transfers(1)                                       2,350,135       (1,841,271)       394,354        (998,794)      6,478,499
Transfers for policy loans                                14,460           49,060          7,502           9,329          17,707
Contract charges                                          (5,349)         (22,174)        (2,100)         (6,143)         (8,173)
Contract terminations:
    Surrender benefits                                (1,109,754)      (2,952,340)    (1,260,011)     (1,124,667)     (1,389,669)
    Death benefits                                       (92,799)        (362,922)       (46,524)       (161,081)       (104,553)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       9,502,035       24,789,129      2,413,496       7,629,857      15,613,695
================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17,
18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET ACCOUNTS
                                                     ---------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                  12             16             13              10               4
OPERATIONS

Investment income (loss) -- net                      $   171,868    $   (10,110)   $    863,519    $     38,373    $     (94,202)
Net realized gain (loss) on sales of investments          71,751         22,601        (564,823)     (2,137,371)      (3,735,349)
Net change in unrealized appreciation or
 depreciation of investments                             217,691         84,992       1,106,073       8,011,081        7,448,131
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                         461,310         97,483       1,404,769       5,912,083        3,618,580
================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                37,947         74,021         203,758         640,163        1,147,718
Net transfers(1)                                         275,169        159,262         749,461         702,531       (4,382,298)
Transfers for policy loans                                 3,360          3,200          15,608         107,306          210,398
Adjustments to net assets allocated to contracts
  in payout period                                        (6,021)          (202)        (20,294)        (37,364)         (56,848)
Contract charges                                          (3,056)          (934)         (8,571)        (33,478)         (77,546)
Contract terminations:
    Surrender benefits                                  (759,030)      (101,617)     (2,144,106)     (4,044,040)      (9,233,963)
    Death benefits                                      (137,045)            --        (168,902)       (338,668)        (739,488)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (588,676)       133,730      (1,373,046)     (3,003,550)     (13,132,027)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        5,875,059      1,305,797      14,419,454      38,959,858       90,499,223
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 5,747,693    $ 1,537,010    $ 14,451,177    $ 41,868,391    $  80,985,776
================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 3,982,033      1,844,374      11,318,115      28,524,562       15,977,022
Contract purchase payments                                25,702        104,286         157,287         454,958          204,446
Net transfers(1)                                         174,580        214,911         581,436         474,629         (785,638)
Transfers for policy loans                                 2,358          6,677          12,338          76,966           37,974
Contract charges                                          (2,093)        (1,334)         (6,609)        (23,976)         (13,968)
Contract terminations:
    Surrender benefits                                  (512,806)      (145,752)     (1,648,818)     (2,863,113)      (1,638,718)
    Death benefits                                       (94,055)            --        (127,742)       (263,830)        (149,210)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       3,575,719      2,023,162      10,286,007      26,380,196       13,631,908
================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17,
18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET ACCOUNTS
                                                     ----------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                  17             14              11              19
OPERATIONS

Investment income (loss) -- net                      $   (77,959)  $      (4,267)   $   (403,741)   $   (64,132)
Net realized gain (loss) on sales of investments         105,429         813,431      (7,689,497)       100,518
Net change in unrealized appreciation or
 depreciation of investments                             635,726         391,400      10,941,037        721,372
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                         663,196       1,200,564       2,847,799        757,758
===============================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                               212,453       1,254,498         767,647        197,633
Net transfers(1)                                       1,584,636      (7,103,305)     (4,265,906)     1,484,335
Transfers for policy loans                                10,417         209,111         102,145         29,155
Adjustments to net assets allocated to contracts
 in payout period                                         (4,469)       (106,533)        (33,624)        (9,407)
Contract charges                                          (4,584)        (64,498)        (39,191)        (3,795)
Contract terminations:
    Surrender benefits                                  (980,362)     (9,992,504)     (4,890,480)      (787,865)
    Death benefits                                          (722)       (464,934)       (275,911)       (26,327)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           817,369     (16,268,165)     (8,635,320)       883,729
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        7,381,944      83,894,200      44,841,932      5,571,579
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 8,862,509   $  68,826,599    $ 39,054,411    $ 7,213,066
===============================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 7,165,938      51,476,984      30,037,848      6,807,345
Contract purchase payments                               207,228         789,172         522,138        235,192
Net transfers(1)                                       1,545,014      (4,533,416)     (2,931,718)     1,758,608
Transfers for policy loans                                11,056         134,203          70,450         34,343
Contract charges                                          (4,527)        (40,960)        (26,938)        (4,577)
Contract terminations:
    Surrender benefits                                  (948,578)     (6,305,713)     (3,297,187)      (952,110)
    Death benefits                                          (675)       (294,409)       (248,409)       (30,987)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       7,975,456      41,225,861      24,126,184      7,847,814
===============================================================================================================

(1) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17,
18 AND 19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and
19 (collectively, the Accounts) were established under New York law as segregated asset accounts of IDS Life of New York. The Accounts are registered together as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exist in accordance with the rules and regulations of the New York State Insurance Department.

The Accounts are used as a funding vehicle for individual variable annuity contracts issued by IDS Life of New York. The following is a list of each variable annuity product funded through the Accounts.

IDS Life of New York Employee Benefit Annuity*
IDS Life of New York Flexible Annuity
IDS Life of New York Variable Retirement and Combination Retirement Annuities*


* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.


Each Account invests exclusively in shares of the following funds (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding Account name are provided below.


ACCOUNT        FUND
------------------------------------------------------------------------------------------
18             AllianceBernstein VPS Growth and Income Portfolio (Class B)
9              RiverSource(SM) Variable Portfolio - Balanced Fund
                  (previously AXP(R) Variable Portfolio - Managed Fund)
6              RiverSource(SM) Variable Portfolio - Cash Management Fund
                  (previously AXP(R) Variable Portfolio - Cash Management Fund)
5              RiverSource(SM) Variable Portfolio - Diversified Bond Fund
                  (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
15             RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund
                  (previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
12             RiverSource(SM) Variable Portfolio - Global Bond Fund
                  (previously AXP(R) Variable Portfolio - Global Bond Fund)
16             RiverSource(SM) Variable Portfolio - Growth Fund
                  (previously AXP(R) Variable Portfolio - Growth Fund)
13             RiverSource(SM) Variable Portfolio - High Yield Bond Fund
                  (previously AXP(R) Variable Portfolio - High Yield Bond Fund)
10             RiverSource(SM) Variable Portfolio - International Opportunity Fund
                  (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
4              RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(1)
                  (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
17             RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund(2)
                  (previously AXP(R) Variable Portfolio - Equity Select Fund)
14             RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(1)
                  (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
11             RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(2)
                  (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
19             Wells Fargo Advantage VT Small Cap Growth Fund


(1) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.
(2) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

The assets of the Accounts are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contracts.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life Insurance Company (IDS
Life). IDS Life is the parent company of IDS Life of New York. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of IDS Life of New York.

--------------------------------------------------------------------------------
16 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17,
18 AND 19

CORPORATE CONSOLIDATION


Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, IDS Life of New York will be renamed to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the Accounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate would be 5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Accounts are treated as part of IDS Life of New York for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Accounts to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. IDS Life of New York will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Accounts. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each Account.

4. CONTRACT CHARGES

IDS Life of New York deducts a contract administrative charge of $20 to $30 per year depending upon the product selected. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES

IDS Life of New York may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,259,582 in 2005 and $1,302,654 in 2004. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

--------------------------------------------------------------------------------
17 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17,
18 AND 19

6. RELATED PARTY TRANSACTIONS


For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of IDS Life of New York, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:


FUND                                                                                    PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                      0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                               0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                              0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                     0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Global Bond Fund                                   0.840% to 0.780%
RiverSource(SM) Variable Portfolio - Growth Fund                                        0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                               0.620% to 0.545%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                     0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                              0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                                0.650% to 0.560%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                             0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                           0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio
- Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund


The RiverSource(SM) Variable Portfolio Funds, as shown in the table below also have an agreement with IDS Life, an affiliate of IDS Life of New York, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:


FUND                                                                                    PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                      0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                               0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                              0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                     0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Global Bond Fund                                   0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Growth Fund                                        0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                               0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                     0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                              0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                             0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                           0.060% to 0.030%

--------------------------------------------------------------------------------
18 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17,
18 AND 19

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                                    PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                      0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                               0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                              0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                     0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Global Bond Fund                                   0.060% to 0.040%
RiverSource(SM) Variable Portfolio - Growth Fund                                        0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                               0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                     0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                              0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                             0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                           0.060% to 0.035%


The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of IDS Life of New York.


SUBSEQUENT EVENT


Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table above. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table above at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.


7. INVESTMENT TRANSACTIONS

The Accounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:


ACCOUNT      FUND                                                                               PURCHASES
----------------------------------------------------------------------------------------------------------
18           AllianceBernstein VPS Growth and Income Portfolio (Class B)                       $ 2,267,979
9            RiverSource(SM) Variable Portfolio - Balanced Fund                                  5,534,403
6            RiverSource(SM) Variable Portfolio - Cash Management Fund                           1,277,637
5            RiverSource(SM) Variable Portfolio - Diversified Bond Fund                          2,221,290
15           RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                 9,062,534
12           RiverSource(SM) Variable Portfolio - Global Bond Fund                               1,385,770
16           RiverSource(SM) Variable Portfolio - Growth Fund                                    3,037,081
13           RiverSource(SM) Variable Portfolio - High Yield Bond Fund                           1,647,027
10           RiverSource(SM) Variable Portfolio - International Opportunity Fund                 1,797,727
4            RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                            874,202
17           RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                            1,776,051
14           RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                           491,290
11           RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                         103,029
19           Wells Fargo Advantage VT Small Cap Growth Fund                                      1,395,448


--------------------------------------------------------------------------------
19 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17,
18 AND 19

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the Accounts.


                                               18(4)          9            6            5         15(4)         12         16(4)
                                             ------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                             $   0.92     $    3.92     $   2.52     $   4.52    $   0.95     $  1.14    $   0.80
At Dec. 31, 2002                             $   0.71     $    3.38     $   2.53     $   4.72    $   0.76     $  1.30    $   0.59
At Dec. 31, 2003                             $   0.93     $    4.02     $   2.51     $   4.88    $   1.06     $  1.46    $   0.71
At Dec. 31, 2004                             $   1.02     $    4.37     $   2.51     $   5.05    $   1.25     $  1.59    $   0.76
At Dec. 31, 2005                             $   1.06     $    4.49     $   2.55     $   5.11    $   1.40     $  1.49    $   0.81

UNITS (000S)
At Dec. 31, 2001                                4,394        44,073        6,508       13,011       4,963       4,016          95
At Dec. 31, 2002                                7,308        34,687        5,438       12,733       9,189       4,993         823
At Dec. 31, 2003                                8,171        29,626        3,253        9,811      10,316       3,982       1,844
At Dec. 31, 2004                                9,502        24,789        2,413        7,630      15,614       3,576       2,023
At Dec. 31, 2005                                9,988        20,048        1,711        6,279      20,256       3,649       5,496

NET ASSETS (000S)
At Dec. 31, 2001                             $  4,056     $ 174,755     $ 16,591     $ 59,070    $  4,716     $ 4,613    $     76
At Dec. 31, 2002                             $  5,297     $ 118,949     $ 13,843     $ 60,437    $  7,023     $ 6,551    $    483
At Dec. 31, 2003                             $  7,733     $ 121,223     $  8,266     $ 48,225    $ 11,099     $ 5,875    $  1,306
At Dec. 31, 2004                             $  9,864     $ 110,229     $  6,233     $ 38,835    $ 19,576     $ 5,748    $  1,537
At Dec. 31, 2005                             $ 10,714     $  91,940     $  4,537     $ 32,343    $ 28,518     $ 5,523    $  4,478

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 0.09%         2.49%        3.52%        6.44%       1.40%       3.27%         --
For the year ended Dec. 31, 2002                 0.56%         2.56%        1.16%        5.07%       1.62%       4.82%       0.14%
For the year ended Dec. 31, 2003                 0.84%         2.25%        0.52%        3.61%       1.63%       7.21%       0.21%
For the year ended Dec. 31, 2004                 0.74%         2.27%        0.72%        3.81%       1.63%       4.08%       0.32%
For the year ended Dec. 31, 2005                 1.26%         2.57%        2.53%        3.71%       1.59%       4.09%       0.41%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.00%         1.00%        1.00%        1.00%       1.00%       1.00%       1.00%
For the year ended Dec. 31, 2002                 1.00%         1.00%        1.00%        1.00%       1.00%       1.00%       1.00%
For the year ended Dec. 31, 2003                 1.00%         1.00%        1.00%        1.00%       1.00%       1.00%       1.00%
For the year ended Dec. 31, 2004                 1.00%         1.00%        1.00%        1.00%       1.00%       1.00%       1.00%
For the year ended Dec. 31, 2005                 1.00%         1.00%        1.00%        1.00%       1.00%       1.00%       1.00%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (8.00%)      (11.51%)       2.44%        6.60%      (5.00%)      0.00%     (20.00%)
For the year ended Dec. 31, 2002               (22.83%)      (13.78%)       0.40%        4.42%     (20.00%)     14.04%     (26.25%)
For the year ended Dec. 31, 2003                30.99%        18.93%       (0.79%)       3.39%      39.47%      12.31%      20.34%
For the year ended Dec. 31, 2004                10.11%         8.51%       (0.26%)       3.45%      17.03%       8.93%       7.35%
For the year ended Dec. 31, 2005                 3.56%         2.89%        1.59%        1.11%      12.38%      (5.94%)      7.53%


--------------------------------------------------------------------------------
20 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17,
18 AND 19

                                                13           10          4          17(4)        14           11           19(4)
                                             ------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                             $   1.10     $   1.32   $    5.69    $   0.99    $    1.69     $   1.72     $   0.94
At Dec. 31, 2002                             $   1.01     $   1.07   $    4.40    $   0.84    $    1.31     $   1.16     $   0.57
At Dec. 31, 2003                             $   1.26     $   1.35   $    5.62    $   1.02    $    1.61     $   1.48     $   0.81
At Dec. 31, 2004                             $   1.39     $   1.57   $    5.90    $   1.10    $    1.64     $   1.60     $   0.91
At Dec. 31, 2005                             $   1.43     $   1.77   $    6.20    $   1.20    $    1.65     $   1.73     $   0.96

UNITS (000S)
At Dec. 31, 2001                               13,221       44,105      24,285       1,646       79,769       48,699        1,279
At Dec. 31, 2002                               11,031       33,577      18,385       5,143       60,828       35,545        4,352
At Dec. 31, 2003                               11,318       28,525      15,977       7,166       51,477       30,038        6,807
At Dec. 31, 2004                               10,286       26,380      13,632       7,975       41,226       24,126        7,848
At Dec. 31, 2005                                8,511       23,591      10,770       7,555       26,285       18,057        8,033

NET ASSETS (000S)
At Dec. 31, 2001                             $ 14,664     $ 58,500   $ 138,941    $  1,624    $ 135,369     $ 84,352     $  1,201
At Dec. 31, 2002                             $ 11,360     $ 36,141   $  81,362    $  4,334    $  80,249     $ 41,588     $  2,549
At Dec. 31, 2003                             $ 14,419     $ 38,960   $  90,499    $  7,382    $  83,894     $ 44,842     $  5,572
At Dec. 31, 2004                             $ 14,451     $ 41,868   $  80,986    $  8,863    $  68,827     $ 39,054     $  7,213
At Dec. 31, 2005                             $ 12,328     $ 42,236   $  67,336    $  9,152    $  44,308     $ 31,666     $  7,755

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                11.00%        1.20%       0.29%         --         0.22%        0.20%          --
For the year ended Dec. 31, 2002                 7.84%        0.96%       0.52%         --         0.50%          --           --
For the year ended Dec. 31, 2003                 7.71%        0.91%       0.62%         --         0.67%          --           --
For the year ended Dec. 31, 2004                 7.02%        1.11%       0.89%         --         1.00%          --           --
For the year ended Dec. 31, 2005                 6.47%        1.40%       1.10%         --         0.59%        0.08%          --

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 1.00%        1.00%       1.00%       1.00%        1.00%        1.00%        1.00%
For the year ended Dec. 31, 2002                 1.00%        1.00%       1.00%       1.00%        1.00%        1.00%        1.00%
For the year ended Dec. 31, 2003                 1.00%        1.00%       1.00%       1.00%        1.00%        1.00%        1.00%
For the year ended Dec. 31, 2004                 1.00%        1.00%       1.00%       1.00%        1.00%        1.00%        1.00%
For the year ended Dec. 31, 2005                 1.00%        1.00%       1.00%       1.00%        1.00%        1.00%        1.00%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 4.76%      (29.41%)    (18.95%)     (1.00%)     (17.56%)     (33.59%)      (6.00%)
For the year ended Dec. 31, 2002                (8.18%)     (18.94%)    (22.67%)    (15.15%)     (22.49%)     (32.56%)     (39.36%)
For the year ended Dec. 31, 2003                24.75%       26.17%      27.73%      21.43%       22.90%       27.59%       42.11%
For the year ended Dec. 31, 2004                10.29%       16.24%       4.83%       8.02%        2.25%        8.32%       12.64%
For the year ended Dec. 31, 2005                 2.99%       12.73%       5.12%       9.03%         0.29%        8.10%        5.19%


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Accounts invest. These ratios are annualized for periods less than one year.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4)  Operations commenced on June 1, 2001.

--------------------------------------------------------------------------------
21 - IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17,
18 AND 19

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Balance Sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2005 and 2004, and the related Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of IDS Life Insurance Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Financial Statements, in 2004 IDS Life Insurance Company of New York adopted the provisions of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

As discussed in Note 1, retained earnings for the beginning of 2003 has been restated to correct the accounting for deferred taxes as of that date.


                                                      /s/ Ernst & Young LLP
                                                      ---------------------
                                                          Ernst & Young LLP

Minneapolis, Minnesota

February 27, 2006

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                               2005            2004
ASSETS

Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $1,345,119; 2004, $1,346,261)             $1,347,418      $1,398,741
   Preferred and common stocks, at fair value (cost: 2005, $0; 2004, $2,000)                                --           2,082
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005 and 2004, $2,297)         168,876         166,218
Policy loans                                                                                            31,274          30,550
Trading securities and other investments                                                                    12              30
------------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                              1,547,580       1,597,621

Cash and cash equivalents                                                                               28,241          25,176
Reinsurance recoverables                                                                                36,885          31,006
Amounts due from brokers                                                                                    65               9
Other accounts receivable                                                                                3,486           2,740
Accrued investment income                                                                               16,839          17,630
Deferred policy acquisition costs                                                                      210,284         190,548
Deferred sales inducement costs                                                                          9,562           6,186
Other assets                                                                                             5,685           5,543
Separate account assets                                                                              1,955,133       1,681,670
------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                  $3,813,760      $3,558,129
==============================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits:
   Fixed annuities                                                                                  $1,126,367      $1,137,105
   Variable annuity guarantees                                                                             921           1,565
   Universal life insurance                                                                            187,589         183,305
   Traditional life insurance                                                                           20,973          20,256
   Disability income and long-term care insurance                                                      122,476         110,536
Policy claims and other policyholders' funds                                                             6,796           5,600
Deferred income taxes, net (as restated for 2004, see Note 1)                                           18,776          24,267
Other liabilities                                                                                        8,410          13,000
Separate account liabilities                                                                         1,955,133       1,681,670
------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                              3,447,441       3,177,304
------------------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $10 par value; 200,000 shares authorized, issued and outstanding                       2,000           2,000
   Additional paid-in capital                                                                           49,000          49,000
   Retained earnings (as restated for 2004, see Note 1)                                                314,519         299,846
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                      800          29,979
------------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                       366,319         380,825
------------------------------------------------------------------------------------------------------------------------------

Total liabilities and stockholder's equity                                                          $3,813,760      $3,558,129
==============================================================================================================================

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                                     2005            2004            2003
REVENUES

Premiums:
   Traditional life insurance                                       $   4,397       $   4,072       $   3,825
   Disability income and long-term care insurance                      17,696          17,643          17,873
--------------------------------------------------------------------------------------------------------------
      Total premiums                                                   22,093          21,715          21,698
Net investment income                                                  88,729          86,035          87,117
Contractholder and policyholder charges                                32,756          31,519          29,729
Mortality and expense risk and other fees                              23,369          20,605          14,326
Net realized gain (loss) on investments                                 7,250             575            (338)
--------------------------------------------------------------------------------------------------------------
      Total revenues                                                  174,197         160,449         152,532
--------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits:
   Traditional life insurance                                           2,845           2,693           3,812
   Investment contracts and universal life-type insurance               8,931          11,541          11,885
   Disability income and long-term care insurance                       6,009           5,264           3,598
(Decrease) increase in liabilities for future policy benefits:
   Traditional life insurance                                            (404)           (556)           (704)
   Disability income and long-term care insurance                       8,064           8,897          10,401
Interest credited to account values                                    51,202          48,403          51,823
Amortization of deferred policy acquisition costs                      16,014          10,489           8,479
Separation costs                                                        3,915              --              --
Other insurance and operating expenses                                 23,180          17,862          17,024
--------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                                     119,756         104,593         106,318
--------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change               54,441          55,856          46,214
Income tax provision                                                   17,268          18,113          15,286
--------------------------------------------------------------------------------------------------------------
Income before accounting change                                        37,173          37,743          30,928
Cumulative effect of accounting change, net of tax                         --          (2,725)             --
--------------------------------------------------------------------------------------------------------------
Net income                                                          $  37,173       $  35,018       $  30,928
==============================================================================================================

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                 2005            2004            2003
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                      $  37,173       $  35,018       $  30,928
Adjustments to reconcile net income to net cash provided
 by operating activities:
   Cumulative effect of accounting change, net of tax                  --           2,725              --
   Amortization of deferred policy acquisition costs               16,014          10,489           8,479
   Amortization of deferred sales inducement costs                    788             892             633
   Capitalization of deferred policy acquisition costs            (30,570)        (23,802)        (23,927)
   Capitalization of deferred sales inducement costs               (3,791)         (1,752)         (2,213)
   Amortization of premium, net                                     2,545           2,236             808
   Deferred income taxes                                           10,222           4,050           3,870
   Policyholder and contractholder charges, non-cash              (14,565)        (14,266)        (14,352)
   Net realized (gain) loss on investments                         (7,250)           (575)            338
   Net realized gain on trading securities                             --              (1)             --
Change in operating assets and liabilities:
   Trading securities, net                                             18             (29)             --
   Future policy benefits for traditional life, disability
      income and long-term care insurance                          12,657          13,750          14,246
   Policy claims and other policyholder's funds                     1,196             822           2,435
   Policy loans, excluding universal life-type insurance:
      Repayment                                                     2,266           2,494           2,566
      Issuance                                                     (2,792)         (2,554)         (2,230)
   Reinsurance recoverables                                        (5,879)         (6,827)         (4,112)
   Other accounts receivable                                         (746)           (609)           (555)
   Accrued investment income                                          791              25            (707)
   Other assets and liabilities, net                               (3,633)           (702)         (1,857)
----------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                    14,444          21,384          14,350
----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                          159,378          92,583         488,168
   Maturities, sinking fund payments and calls                    135,670         128,099         139,530
   Purchases                                                     (287,197)       (278,401)       (718,910)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls              16,701          31,508          24,184
   Purchases                                                      (19,361)        (40,402)        (70,848)
   Change in amounts due to and from brokers, net                     (56)              3             (12)
----------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities           5,135         (66,610)       (137,888)
----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts and
  universal life-type insurance:
   Considerations received                                         75,403         111,916         141,822
   Interest credited to account values                             51,202          48,403          51,823
   Surrenders and other benefits                                 (120,421)        (81,182)        (61,174)
Universal life-type insurance policy loans:
   Repayment                                                        5,030           4,735           4,484
   Issuance                                                        (5,228)         (5,585)         (3,908)
Cash dividends to IDS Life Insurance Company                      (22,500)        (21,500)        (20,000)
----------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities         (16,514)         56,787         113,047
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                3,065          11,561         (10,491)
Cash and cash equivalents at beginning of year                     25,176          13,615          24,106
----------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                        $  28,241       $  25,176       $  13,615
==========================================================================================================

Supplemental disclosures:
   Income taxes paid                                            $  12,132       $  12,378       $  12,340
   Interest paid on borrowings                                          8              --             108

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                           ADDITIONAL              ACCUMULATED OTHER
                                                                              CAPITAL       PAID-IN      RETAINED    COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)        TOTAL           STOCK        CAPITAL      EARNINGS       INCOME
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002 as previously reported          $381,855         $2,000       $49,000      $295,714      $35,141
Deferred tax adjustment (Note 1)                               (20,314)                                   (20,314)
                                                              ----------------------------------------------------------------------
Balances at December 31, 2002, as restated                     361,541          2,000        49,000       275,400       35,141
Comprehensive income:
   Net income                                                   30,928                                     30,928
   Change in unrealized holding gains on securities, net        (3,912)                                                 (3,912)
                                                              ---------
   Total comprehensive income                                   27,016
Cash dividends                                                 (20,000)                                   (20,000)
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003, as restated                     368,557          2,000        49,000       286,328       31,229
Comprehensive income:
   Net income                                                   35,018                                     35,018
   Change in unrealized holding gains on securities, net        (1,250)                                                 (1,250)
                                                              ---------
   Total comprehensive income                                   33,768
Cash dividends                                                 (21,500)                                   (21,500)
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004, as restated                     380,825          2,000        49,000       299,846       29,979
Comprehensive income:
   Net income                                                   37,173                                     37,173
   Change in unrealized holding gains on securities, net       (29,179)                                                (29,179)
                                                              ---------
   Total comprehensive income                                    7,994
Cash dividends                                                 (22,500)                                   (22,500)
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                                 $366,319         $2,000       $49,000      $314,519      $   800
====================================================================================================================================

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is domiciled in Minnesota. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). IDS Life of New York serves residents of the State of New York.

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. IDS Life of New York was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses incurred and allocated to IDS Life of New York are significant to IDS Life of New York.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a minimum interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity and the RiverSource Retirement Advisor Select Plus(SM) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, single life and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income (DI) insurance. Although IDS Life of New York discontinued issuance of long-term care
(LTC) insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, most of which are 50% reinsured. In May 2003, IDS Life of New York began outsourcing claims administration on LTC.

Under IDS Life of New York's variable life and annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" and separate account investment options. Separate account options include accounts investing in common stocks, bonds, managed funds and/or short-term securities.

Basis of Presentation

The accompanying Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator), as reconciled in Note 12. Certain prior year amounts have been reclassified to conform to the current year's presentation. Additionally, IDS Life of New York recorded a $20.3 million adjustment to decrease December 31, 2002 retained earnings. The adjustment resulted from a detailed review of the deferred tax asset and liability accounts whereby it was determined that IDS Life of New York did not give proper consideration to all temporary differences, which increased the previously reported balance for deferred income taxes, net and decreased the previously reported balance for retained earnings as of December 31, 2004. The transactions that gave rise to the temporary differences primarily occurred in 2001 and prior years. Accordingly, this restatement has no effect on the reported results of operations for 2004 and 2003.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life of New York also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments

Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized in the Statements of Income within net investment income.

CASH AND CASH EQUIVALENTS

IDS Life of New York has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE

IDS Life of New York reinsures a portion of the insurance risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life of New York evaluates the financial condition of reinsurers to manage its exposure to significant losses from reinsurer insolvencies. IDS Life of New York remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life of New York reinsures 90% of the death benefit liability related to fixed and variable universal life and term life insurance products insuring a single life. IDS Life of New York began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life of New York is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, IDS Life of New York retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company of New York. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life of New York retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life of New York also retains all accidental death benefit and waiver of premium risk.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life, DI and LTC insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life of New York's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as interest margin, mortality and morbidity rates, persistency and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life of New York receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, guaranteed minimum death benefit (GMDB) fees and cost of insurance charges from the related accounts. In addition, IDS Life of New York also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity and variable life insurance products, which vary based on the level of variable assets.

IDS Life of New York provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which insurance charges and administrative charges are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that death benefits will continue to be payable at the initial level regardless of investment performance so long as the minimum premium payments are made.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, IDS Life of New York offers contracts containing guaranteed minimum withdrawal benefit (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 4 for more information about these guaranteed benefits.

GMWB provisions are considered embedded derivatives under Statement of Financial Accounting Standards Board No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133) and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance within the Statements of Income.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 6.0%.

Life, Disability Income and Long-Term Care Policies

Liabilities for insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For DI and LTC claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have been incurred but not reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross deposits, credited interest, and fund performance less withdrawals and mortality and expense risk charges. Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life of New York's experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2005, depending on policy form, issue year and policy duration. IDS Life of New York issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Liabilities for future policy benefits include both policy reserves and claim reserves on DI and LTC products. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for DI policies, occupation class. Anticipated discount rates for DI policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for LTC policy reserves are currently 6.0% at December 31, 2005 grading up to 8.9% over 29 years.

Claim reserves on DI and LTC products are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both DI and LTC range from 3.0% to 8.0% at December 31, 2005, with an average rate of approximately 4.9%.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REVENUES AND EXPENSES

IDS Life of New York's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues

Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are recognized as revenue when due.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges

Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to IDS Life of New York that it considered to be a reasonable reflection of separation costs benefiting IDS Life of New York. Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.

Income Taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. IDS Life of New York's taxable income will be included with IDS Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. IDS Life of New York provides for income taxes on a separate return basis, except that, under an agreement with IDS Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of IDS Life that IDS Life will reimburse subsidiaries for all tax benefits.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. IDS Life of New York anticipates the impact of FSP FAS 115-1 and FAS 124-1 on IDS Life of New York's results of operations and financial condition will not be material.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. IDS Life of New York is currently evaluating the impact of SOP 05-1 on IDS Life of New York's results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. IDS Life of New York does not anticipate SFAS 154 will materially impact its Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life of New York's results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of: (i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($0.2 million) and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. IDS Life of New York's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life of New York's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The entities considered VIEs under FIN 46 include secured loan trusts (SLTs) for which IDS Life of New York had an 8% ownership interest in each of the two SLT structures. However, IDS Life of New York was not required to consolidate the SLTs as it is not the primary beneficiary. IDS Life of New York liquidated its interests in the SLTs during 2004 and 2005.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

---------------------------------------------------------------------------------------------------------
                                                                    GROSS        GROSS
                                                    AMORTIZED    UNREALIZED    UNREALIZED          FAIR
(THOUSANDS)                                            COST         GAINS        LOSSES           VALUE
---------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                       $  706,587      $12,328      $(10,116)      $  708,799
   Mortgage and other asset-backed securities         442,386        3,924        (5,731)         440,579
   Foreign corporate bonds and obligations            165,939        4,457        (2,598)         167,798
   U.S. Government and agencies obligations            17,999           63          (383)          17,679
   Foreign government bonds and obligations             6,212          566            (8)           6,770
   State and municipal obligations                      5,996           --          (203)           5,793
---------------------------------------------------------------------------------------------------------
Total fixed maturities                              1,345,119       21,338       (19,039)       1,347,418
---------------------------------------------------------------------------------------------------------
   Total                                           $1,345,119      $21,338      $(19,039)      $1,347,418
---------------------------------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

---------------------------------------------------------------------------------------------------------
                                                                   GROSS        GROSS
                                                   AMORTIZED     UNREALIZED   UNREALIZED         FAIR
(THOUSANDS)                                           COST         GAINS        LOSSES           VALUE
---------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                       $  712,769      $33,335      $(1,686)      $  744,418
   Mortgage and other asset-backed securities         393,336       11,098         (530)         403,904
   Foreign corporate bonds and obligations            169,472       10,939         (549)         179,862
   U.S. Government and agencies obligations            18,447          142          (40)          18,549
   Foreign government bonds and obligations             5,909          503          (43)           6,369
   State and municipal obligations                      5,995           28         (159)           5,864
   Structured investments(a)                           40,333           --         (558)          39,775
---------------------------------------------------------------------------------------------------------
Total fixed maturities                              1,346,261       56,045       (3,565)       1,398,741
Preferred and common stocks                             2,000           82           --            2,082
---------------------------------------------------------------------------------------------------------
   Total                                           $1,348,261      $56,127      $(3,565)      $1,400,823
---------------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated collateralized debt obligations and SLTs.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% and 89% of IDS Life of New York's total investments, respectively. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $52 million and $63 million of securities at December 31, 2005 and 2004, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

RATING                                                    2005             2004
--------------------------------------------------------------------------------
AAA                                                         36%              32%
AA                                                           6                3
A                                                           24               25
BBB                                                         27               31
Below investment grade                                       7                9
--------------------------------------------------------------------------------
   Total                                                   100%             100%
--------------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 36% and 51%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                      LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                 FAIR         UNREALIZED        FAIR      UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE          LOSSES          VALUE       LOSSES        VALUE          LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $342,160      $ (7,529)      $ 58,020      $(2,587)      $400,180      $(10,116)
Mortgage and other asset-backed securities       234,001        (4,409)        37,259       (1,322)       271,260        (5,731)
Foreign corporate bonds and obligations           59,315        (1,450)        25,266       (1,148)        84,581        (2,598)
U.S. Government and agencies obligations          17,194          (383)            --           --         17,194          (383)
Foreign government bonds and obligations             332            (8)            --           --            332            (8)
State and municipal obligations                    4,836          (158)           957          (45)         5,793          (203)
--------------------------------------------------------------------------------------------------------------------------------
   Total                                        $657,838      $(13,937)      $121,502      $(5,102)      $779,340      $(19,039)
--------------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                      LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                   FAIR      UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                        VALUE        LOSSES        VALUE        LOSSES         VALUE         LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $110,355      $  (815)      $29,451      $  (871)      $139,806      $(1,686)
Mortgage and other asset-backed securities        43,776         (486)        5,607          (44)        49,383         (530)
Foreign corporate bonds                           29,093         (245)       21,196         (304)        50,289         (549)
U.S. Government and agencies obligations           4,944          (40)           --           --          4,944          (40)
Foreign government bonds and obligations              97           (3)          767          (40)           864          (43)
State and municipal obligations                       --           --         3,843         (159)         3,843         (159)
Structured investments                                --           --        17,165         (558)        17,165         (558)
--------------------------------------------------------------------------------------------------------------------------------
   Total                                        $188,265      $(1,589)      $78,029      $(1,976)      $266,294      $(3,565)
--------------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, IDS Life of New York considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)         LESS THAN 12 MONTHS                  12 MONTHS OR MORE                       TOTAL
--------------------------------------------------------------------------------------------------------------------------------
RATIO OF                                          GROSS                             GROSS                              GROSS
FAIR VALUE TO             NUMBER OF             UNREALIZED  NUMBER OF             UNREALIZED  NUMBER OF              UNREALIZED
AMORTIZED COST           SECURITIES  FAIR VALUE   LOSSES   SECURITIES  FAIR VALUE   LOSSES   SECURITIES   FAIR VALUE   LOSSES
--------------------------------------------------------------------------------------------------------------------------------
95% - 100%                   252        $639       $(12)       43          $ 98      $(4)       295          $ 737      $(16)
90% - 95%                     21          16         (1)       10            22       (1)        31             38        (2)
80% - 90%                      2           3         (1)        2             1       --          4              4        (1)
--------------------------------------------------------------------------------------------------------------------------------
   Total                     275        $658       $(14)       55          $121      $(5)       330          $ 779      $(19)
--------------------------------------------------------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $0.5 million. The securities related to this issuer have a fair value to amortized cost ratio of 95% or above and have been in an unrealized loss position for 12 months or more.

IDS Life of New York monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, IDS Life of New York's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents these components of other comprehensive income, net of tax:

(THOUSANDS)                                                                                  2005         2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $15,053, $818, and $1,742, respectively             $(27,956)      $ 1,519       $(3,235)
Reclassification of realized gains, net of tax of $2,539, $641, and $0, respectively        (4,715)       (1,191)           (1)
DAC, net of tax of $1,813, $487 and $365, respectively                                       3,367          (905)         (676)
DSIC, net of tax of $131, $137, and $0, respectively                                           242          (254)           --
Fixed annuity liabilities, net of tax of $63, $226, and $0, respectively                      (117)         (419)           --
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                          $(29,179)      $(1,250)      $(3,912)
-------------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                                     AMORTIZED           FAIR
(THOUSANDS)                                            COST              VALUE
--------------------------------------------------------------------------------
Due within 1 year                                    $   18,704       $   18,862
Due after 1 through 5 years                             193,723          195,910
Due after 5 through 10 years                            631,312          630,491
Due after 10 years                                       58,994           61,576
--------------------------------------------------------------------------------
                                                        902,733          906,839
Mortgage and other asset-backed securities              442,386          440,579
--------------------------------------------------------------------------------
Total                                                $1,345,119       $1,347,418
--------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Sales                                                    $159,378       $ 92,583      $488,168
Maturities, sinking fund payments and calls              $135,670       $128,099      $139,530
Purchases                                                $287,197       $278,401      $718,910
----------------------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                  2005          2004           2003
--------------------------------------------------------------------------------
Gross realized gains from sales            $ 8,949       $ 2,224       $ 15,397
Gross realized losses from sales           $(1,068)      $  (392)      $ (8,271)
Other-than-temporary impairments           $  (627)      $    --       $ (7,125)
--------------------------------------------------------------------------------

The $0.6 million of other-than-temporary impairments in 2005 primarily relate to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio. The $7.1 million of other-than-temporary impairments in 2003 consisted of $5.9 million related to corporate debt securities and $1.2 million related to IDS Life of New York's interests in a collateralized debt obligations (CDO) securitization trust which was sold in 2005 as discussed below. The other-than-temporary impairments related to corporate debt securities primarily resulted from continued operating difficulties and bankruptcies of certain large airline carriers and the related overall impact on the airline industry. The other-than-temporary impairments related to IDS Life of New York's interests in the CDO securitization trust primarily resulted from defaults associated with a specific CDO within the securitization trust.

During the second quarter of 2005, IDS Life of New York sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $1.3 million. The carrying value of this retained interest was $17.2 million at December 31, 2004, of which $12.7 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $290 thousand and $293 thousand, respectively were on deposit with various states as required by law.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                                2005            2004
---------------------------------------------------------------------------------
Mortgage loans on real estate                            $171,173       $168,515
Less: allowance for loan losses                            (2,297)        (2,297)
---------------------------------------------------------------------------------
Net mortgage loans                                       $168,876       $166,218
---------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

At December 31, 2005 and 2004, IDS Life of New York's recorded investment in impaired mortgage loans on real estate was $2.2 million and nil, respectively, with related allowances for mortgage loan losses of $500 thousand and nil, respectively. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was $165 thousand and nil, respectively. IDS Life of New York recognized nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                      2005         2004         2003
--------------------------------------------------------------------------------
Balance, beginning of year                      $2,297       $1,498       $1,157
Provision for mortgage loan losses                  --          799          341
--------------------------------------------------------------------------------
Balance, end of year                            $2,297       $2,297       $1,498
--------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                     2005                          2004
---------------------------------------------------------------------------------------------
                                     ON BALANCE     FUNDING       ON BALANCE        FUNDING
REGION                                 SHEET       COMMITMENTS        SHEET       COMMITMENTS
---------------------------------------------------------------------------------------------
East North Central                   $  45,488       $     --      $  42,084       $    --
Mountain                                29,091             --         32,093            --
South Atlantic                          24,677             --         18,637            --
Middle Atlantic                         22,396             --         21,738            --
Pacific                                 22,389             --         20,527            --
New England                             10,178             --         10,496            --
West North Central                       8,537             --         12,728            --
East South Central                       6,717          1,800          6,338            --
West South Central                       1,700          2,800          3,874            --
---------------------------------------------------------------------------------------------
                                       171,173          4,600        168,515            --
Less: allowance for loan losses         (2,297)            --         (2,297)           --
---------------------------------------------------------------------------------------------
   Total                             $ 168,876       $  4,600      $ 166,218       $    --
---------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                      2005                        2004
---------------------------------------------------------------------------------------------
                                     ON BALANCE      FUNDING      ON BALANCE        FUNDING
PROPERTY TYPE                           SHEET      COMMITMENTS       SHEET        COMMITMENTS
---------------------------------------------------------------------------------------------
Department/retail stores             $  51,585       $     --      $  48,035       $     --
Office buildings                        38,261          2,800         42,695             --
Apartments                              33,052          1,800         34,608             --
Industrial buildings                    30,543             --         25,880             --
Medical buildings                        6,552             --          6,799             --
Hotels/motels                            5,338             --          5,516             --
Mixed use                                1,314             --          1,355             --
Other                                    4,528             --          3,627             --
---------------------------------------------------------------------------------------------
                                       171,173          4,600        168,515             --
Less: allowance for loan losses         (2,297)            --         (2,297)            --
---------------------------------------------------------------------------------------------
Total                                $ 168,876       $  4,600      $ 166,218       $     --
---------------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Income on fixed maturities                                $74,633        $73,139       $76,491
Income on mortgage loans on real estate                    10,457         10,535         8,830
Trading securities and other investments                    4,468          3,850         3,272
----------------------------------------------------------------------------------------------
                                                           89,558         87,524        88,593
Less: investment expenses                                     829          1,489         1,476
----------------------------------------------------------------------------------------------
   Total                                                  $88,729        $86,035       $87,117
----------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005            2004         2003
-----------------------------------------------------------------------------------------------
Fixed maturities                                           $7,254        $ 1,832         $   1
Mortgage loans on real estate                                  (4)        (1,256)         (341)
Trading securities and other investments                       --             (1)            2
-----------------------------------------------------------------------------------------------
   Total                                                   $7,250        $   575         $(338)
-----------------------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                  2005            2004           2003
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                                $ 190,548       $ 178,641       $ 164,234
Impact of SOP 03-1                                                                               --             (14)             --
Capitalization of acquisition costs                                                          30,570          23,802          23,927
Amortization, excluding impact of changes in assumptions                                    (19,314)        (12,689)        (14,979)
Amortization, impact of annual third quarter changes in DAC-related assumptions               3,300           2,200           6,500
Impact of changes in net unrealized securities losses (gains)                                 5,180          (1,392)         (1,041)
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                      $ 210,284       $ 190,548       $ 178,641
------------------------------------------------------------------------------------------------------------------------------------

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                    2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                                $   6,186       $   5,717       $   4,137
Capitalization of sales inducements                                                           3,791           1,752           2,213
Amortization                                                                                   (788)           (892)           (633)
Impact of changes in net unrealized securities losses (gains)                                   373            (391)             --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                      $   9,562       $   6,186       $   5,717
------------------------------------------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB and GGU. See Note 9 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers GGU provisions on variable annuities with death benefit provisions. IDS Life of New York has established additional liabilities for these variable annuity death benefits provisions.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits, IDS Life of New York projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life of New York has established additional liabilities for death benefits as of December 31:

------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GMDB AND GGU BY BENEFIT TYPE
(DOLLARS IN THOUSANDS)                                                                           2005             2004
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium  Total Contract Value                     $  309,173      $   77,607
                                                     Contract Value in Separate Accounts      $  269,427      $   51,031
                                                     Net Amount at Risk*                      $      407      $      733
                                                     Weighted Average Attained Age                    59              58
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset     Total Contract Value                     $1,545,792      $1,621,400
                                                     Contract Value in Separate Accounts      $1,263,467      $1,325,691
                                                     Net Amount at Risk*                      $   47,919      $   73,753
                                                     Weighted Average Attained Age                    60              60
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet   Total Contract Value                     $  120,887      $   66,339
                                                     Contract Value in Separate Accounts      $  109,223      $   56,095
                                                     Net Amount at Risk*                      $       26      $       --
                                                     Weighted Average Attained Age                    59              57
-----------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                            Total Contract Value                     $   32,924      $    3,004
                                                     Contract Value in Separate Accounts      $   30,971      $    1,318
                                                     Net Amount at Risk*                      $       12      $       --
                                                     Weighted Average Attained Age                    56              64
------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                     Total Contract Value                     $       67      $       41
                                                     Contract Value in Separate Accounts      $       67      $       41
                                                     Net Amount at Risk*                      $       --      $       .1
                                                     Weighted Average Attained Age                    47              --
------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB and amount of gross up for GGU, and assumes the actuarially remote scenario that all claims become payable on the same day.

-------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                                   GMDB & GGU
-------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005                 Liability balance at January 1                               $1,565
                                                     Reported claims                                              $  741
                                                     Liability balance at December 31                             $  744
                                                     Incurred claims (reported + change in liability)             $  (80)
------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

5. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes were:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Federal income tax:
   Current                                                $ 5,610        $12,716       $10,056
   Deferred                                                10,222          4,050         3,870
----------------------------------------------------------------------------------------------
Total federal income taxes                                 15,832         16,766        13,926
State income taxes-current                                  1,436          1,347         1,360
----------------------------------------------------------------------------------------------
Income tax provision before accounting change             $17,268        $18,113       $15,286
----------------------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                           2005            2004           2003
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                 35.0%           35.0%          35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                 (3.4)           (2.3)          (1.7)
   State income taxes, net of federal benefit               1.7             1.6            1.9
   Other, net                                              (1.6)           (1.9)          (2.1)
----------------------------------------------------------------------------------------------
Income tax provision before accounting change              31.7%           32.4%          33.1%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of IDS Life of New York's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                     2005            2004
-------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                             $42,138        $38,872
   Other investments                                             2,095          9,087
   Other                                                         3,566            212
-------------------------------------------------------------------------------------
Total deferred income tax assets                                47,799         48,171
-------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                            60,668         56,270
   Deferred taxes related to net securities unrealized gains       434         16,145
   Deferred compensation                                           745             --
   Other                                                         4,728             23
-------------------------------------------------------------------------------------
Total deferred income tax liabilities                           66,575         72,438
-------------------------------------------------------------------------------------
Deferred income tax liabilities, net                           $18,776        $24,267
-------------------------------------------------------------------------------------

A portion of IDS Life of New York's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, IDS Life of New York had no balance in the policyholders' surplus account. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life of New York has made distributions of $798 thousand, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or IDS Life of New York is liquidated. Deferred taxes had not been previously established.

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in IDS Life of New York's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. IDS Life of New York has $5.6 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of IDS Life of New York's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable IDS Life of New York to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

As a result of the separation of Ameriprise Financial from American Express, IDS Life of New York will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, IDS Life of New York will also be required to file a separate short period tax return as part of an IDS Life consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Net unrealized securities gains                           $15,711           $673        $2,107
----------------------------------------------------------------------------------------------
Net income tax benefit                                    $15,711           $673        $2,107
----------------------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Dividends which exceed the lesser or ten percent of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York. IDS Life of New York's statutory surplus, determined in accordance with accounting practices prescribed by the State of New York, aggregated $230.6 million and $225.0 million as of December 31, 2005 and 2004, respectively. Dividends in excess of $23.1 million in 2006 would be subject to the pre-notification requirement..

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Statutory net income                                     $ 29,525       $ 34,718      $ 25,295
Statutory capital and surplus                             232,577        227,022       218,649

IDS Life of New York is subject to regulatory capital requirements. Actual capital, determined on a statutory basis, as of December 31, 2005 and 2004 was $246.0 million and $238.2 million, respectively. Actual capital, as defined by the National Association of Insurance Commissioners for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves. The regulatory capital requirement was $39.9 million and $44.1 million as of December 31, 2005 and 2004, respectively.

7. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $68 thousand in 2005, $47 thousand in 2004, and $30 thousand in 2003.

IDS Life of New York also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $186 thousand, $170 thousand and $145 thousand, respectively.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2005, 2004, and 2003, which are calculated on the basis of commission earnings of the individual financial advisors, were $49 thousand, $148 thousand, and $468 thousand, respectively. Such costs are included in DAC.

Charges by IDS Life and Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $25.2 million, $17.8 million, and $17.6 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2005 and 2004 are $2.9 million and $2.6 million, respectively, payable to IDS Life for federal income taxes.

8. REINSURANCE

At December 31, 2005, 2004 and 2003, traditional life and universal life insurance in force aggregated $9.0 billion, $8.3 billion and $7.5 billion, respectively, of which $3.6 billion, $2.7 billion and $1.9 billion, was reinsured at the respective year ends. IDS Life of New York also reinsures a portion of the risks assumed under LTC policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $8.1 million, $7.3 million and $6.3 million and reinsurance recovered from reinsurers amounted to $2.8 million, $1.8 million and $131 thousand, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

9. DERIVATIVE FINANCIAL INSTRUMENTS

Embedded Derivatives

Certain annuities contain GMWB provisions, which are considered embedded derivatives. The changes in fair value of the GMWB features are recognized in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded options for GMWB is recognized in future policy benefits for variable annuity guarantees in the Balance Sheets. The total fair value of these instruments, was $177 thousand and nil at December 31, 2005 and 2004, respectively.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                          2005                           2004
------------------------------------------------------------------------------------------------------------------------
                                                              CARRYING           FAIR          CARRYING          FAIR
(THOUSANDS)                                                     VALUE            VALUE           VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $   28,241      $   28,241      $   25,176      $   25,176
Available-for-Sale securities                                  1,347,418       1,347,418       1,400,823       1,400,823
Mortgage loans on real estate, net                               168,876         173,961         166,218         173,426
Policy loans                                                      31,274          31,274          30,550          30,550
Trading securities                                                    12              12              30              30
Separate account assets                                        1,955,133       1,955,133       1,681,670       1,681,670
Derivative financial instruments                                     137             137             137             137

FINANCIAL LIABILITIES
Fixed annuity reserves                                        $1,028,715      $  997,853      $1,039,735      $1,007,390
Separate account liabilities                                   1,686,819       1,620,876       1,448,609       1,396,660
------------------------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

The fair value of policy loans approximates carrying value.

Trading securities are carried at fair value in the Balance Sheets with changes in fair value recognized in current period earnings.

Separate account assets are carried at fair value in the Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

FINANCIAL LIABILITIES

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $97.7 million and $97.4 million as of December 31, 2005 and 2004, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $34.0 million and $37.0 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $268.3 million and $233.1 million at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $93.6 million and $80.6 million as of December 31, 2005 and 2004, respectively.

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life of New York has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life of New York is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life of New York's federal income tax returns and recently completed its audit of IDS Life of New York for the 1993 through 1996 tax years. The IRS is currently conducting an audit of IDS Life of New York for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life of New York's financial condition or results of operations as a result of these audits.

12. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(THOUSANDS)                                                                2005           2004            2003
-----------------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                      $  37,173       $  35,018       $  30,928
Deferred policy acquisition costs                                        (14,557)         (8,660)        (16,185)
Adjustments of future policy benefit liabilities                          (8,970)         (3,933)          5,849
Deferred income tax expense                                                6,205           4,050           3,870
Provision for losses on investments                                         (500)            800             341
Interest maintenance reserves gain/loss transfer and amortization         (3,779)           (453)         (5,343)
Adjustment to separate account reserves                                   12,396           4,221           6,779
Other, net                                                                 1,557           3,675            (944)
-----------------------------------------------------------------------------------------------------------------
Statutory-basis net income                                             $  29,525       $  34,718       $  25,295
-----------------------------------------------------------------------------------------------------------------

(THOUSANDS)                                                                2005            2004            2003
-----------------------------------------------------------------------------------------------------------------
Stockholder's equity, per accompanying financial statements            $ 366,319       $ 380,825       $ 368,557
Deferred policy acquisition costs                                       (210,284)       (190,548)       (178,641)
Deferred sales inducements                                                (9,562)         (6,186)         (5,716)
Adjustments of future policy benefit liabilities                          40,938          41,458          31,857
Deferred income tax liabilities                                           49,533          58,467          59,129
Asset valuation reserve                                                  (13,423)        (11,133)         (7,349)
Adjustments of separate account liabilities                               73,133          60,737          56,516
Adjustments of investments to amortized cost                              (2,299)        (52,563)        (52,048)
Premiums due, deferred and in advance                                        925           1,063           1,187
Deferred revenue liability                                                 4,242           4,457           4,584
Reserves for mortgage loan losses                                          1,798           2,298           1,498
Non-admitted assets                                                      (27,576)        (28,717)        (33,757)
Interest maintenance reserve                                              (8,953)         (5,459)         (5,007)
Reinsurance ceded reserves                                               (35,042)        (29,025)        (22,084)
Other, net                                                                 2,828           1,348             (77)
-----------------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                    $ 232,577       $ 227,022       $ 218,649
-----------------------------------------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY OF NEW YORK





                                                                 S-6336 D (5/06)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement.

          IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
          17, 18 and 19:

                Report of Independent Registered Public Accounting Firm dated March 31, 2006.
                Statements of Assets and Liabilities at Dec. 31, 2005. Statements of Operations for the year ended Dec. 31, 2005. Statements of Changes in Net Assets for the year ended
                Dec. 31, 2005 and year ended Dec. 31, 2004.
                Notes to Financial Statements.

         IDS Life Insurance Company of New York:

                Report of Independent Registered Public Accounting Firm dated February 27, 2006.
                Balance Sheets at Dec. 31, 2005 and 2004.
                Statements of Income for the years ended Dec. 31, 2005, 2004, and 2003.
                Statements of Cash Flows for the years ended Dec. 31, 2005, 2004, and 2003.
                Statements of Stockholder's Equity for the years ended Dec. 31, 2005, 2004, and 2003.
                Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York dated November 12, 1981, filed electronically as
         Exhibit 1.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.2 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York establishing Account 9 on Feb. 12, 1986, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life Insurance Company of New York establishing Accounts 10 and 11 on Oct. 8, 1991, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 12, 13 and 14 on April 17, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 13 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.5 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 15, 16, 17, 18 and 19 on March 29, 2001 is filed electronically as Exhibit 1.5 to Post-Effective Amendment No. 18 to Registration Statement No. 33-4174, is incorporated herein by reference.

2.       Not applicable.

3. Form of Variable Annuity and Life Insurance Distribution Agreement, filed electronically as Exhibit 3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.1 Copy of form of Qualified Deferred Annuity Contract (form 39192), filed electronically as Exhibit 4.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.2 Copy of form of Non-Qualified Deferred Annuity Contract (form 39191), filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.3 Copy of form of Deferred Annuity Contract (IRA) (form 39192 IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

5. Copy of Form of Application for IDS Flexible Annuity Contract of New York, filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

6.1 Revised Charter of IDS Life of New York dated April, 1992, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

6.2 Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 20 to Registration Statement No. 33-4174 is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company of New York and Stephens Inc. dated May 1, 2000, filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.1(b) Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance
         Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 20 to Registration Statement No. 33-4174 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm, filed electronically herewith.

11.      None.

12.      Not applicable.

13.1 Power of Attorney to sign amendments to this Registration Statement dated Oct. 21, 2005 is filed electronically herewith.

13.2 Power of Attorney to sign this Registration Statement dated July 7, 2004 is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Gumer C. Alvero                       1765 Ameriprise Financial Center          Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 Ameriprise Financial Center           Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Money Laundering
                                                                                Prevention Officer

Rodney P. Burwell                     Xerxes Corporation                       Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Richard N. Bush                                                                Senior Vice President - Corporate Tax

Robert R. Grew                        Carter, Ledyard & Milburn                Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Martin T. Griffin                    172 Ameriprise Financial Center           Director
                                     Minneapolis, MN 55474

Ronald L. Guzior                      Bollam, Sheedy, Torani                   Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Lorraine R. Hart                      257 Ameriprise Financial Center          Vice President - Investments
                                      Minneapolis, MN  55474

Gregory C. Johnson                                                             Director


Paul R. Johnston                      50605 Ameriprise Financial Center        Secretary
                                      Minneapolis, MN 55474

Michelle M. Keeley                    257 Ameriprise Financial Center          Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                        Director
                                      Livingston, MT 59047

Eric L. Marhoun                                                                 Assistant General Counsel

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Jeryl A. Millner                      138 Ameriprise Financial Center           Director
                                      Minneapolis, MN 55474

Mary Ellyn Minenko                    50607 Ameriprise Financial Center         Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                      264 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474
Thomas V. Nicolosi                    Ameriprise Financial Services Inc.        Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Julie A. Ruether                                                               Chief Compliance Officer

Heather M. Somers                                                              General Counsel and Assistant Secretary

David K. Stewart                                                               Vice President and Controller

Beth E. Weimer                                                                 Chief Compliance Officer for
                                                                               Insurance Special Accounts

Michael R. Woodward                   32 Ellicot St                            Director
                                      Suite 100
                                      Batavia, NY  14020

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Ameriprise Financial Services Inc.                                                        Delaware
            American Express Financial Advisors Japan Inc.                                Delaware
            American Express Management Company S.A.                                      Luxembourg
Ameriprise Trust Company                                                                  Minnesota
IDS Life Insurance Company                                                                Minnesota
            IDS REO 1, LLC                                                                Minnesota
            IDS REO 2, LLC                                                                Minnesota
            American Partners Life Insurance Company                                      Arizona
            IDS Life Insurance Company of New York                                        New York
            American Enterprise Life Insurance Company                                    Indiana
                       American Enterprise REO 1, LLC                                     Minnesota
            American Centurion Life Assurance Company                                     New York
            RiverSource Tax Advantaged Investments, Inc.                                  Delaware
                       AEXP Affordable Housing Portfolio LLC                              Delaware
Ameriprise Certificate Company                                                            Delaware
            Investors Syndicate Development Corp.                                         Nevada
            American Express International Deposit Company                                Cayman Islands
American Express Insurance Agency of Alabama Inc.                                         Alabama
American Express Insurance Agency of Arizona Inc.                                         Arizona
American Express Insurance Agency of Idaho Inc.                                           Idaho
American Express Insurance Agency of Indiana Inc.                                         Indiana
American Express Insurance Agency of Massachusetts Inc.                                   Massachusetts
American Express Insurance Agency of New Mexico Inc.                                      New Mexico
American Express Insurance Agency of Texas Inc.                                           Texas
IDS Insurance Agency of Utah Inc.                                                         Utah
American Express Insurance Agency of Wyoming Inc.                                         Wyoming
American Express Insurance Agency of Maryland Inc.                                        Maryland
American Express Insurance Agency of Oklahoma Inc.                                        Oklahoma
American Express Insurance Agency of Nevada Inc.                                          Nevada
RiverSource Investments LLC                                                               Minnesota
            Advisory Capital Strategies Group Inc.                                        Minnesota
            American Express Asset Management International (Japan) Inc.                  Japan
                       Advisory Capital Partners LLC                                      Delaware
                       Advisory Select LLC                                                Delaware
                       Boston Equity General Partner LLC                                  Delaware
                       Advisory Quantitative Equity (General Partner) LLC                 Delaware
                       Advisory Credit Opportunities GP LLC                               Delaware
                       Advisory European (General Partner) Inc.                           Cayman Islands
                       Advisory Convertible Arbitrage LLC                                 Delaware
            Kenwood Capital Management LLC (51.1% owned)                                  Delaware
            IDS Capital Holdings Inc.                                                     Minnesota
American Express Asset Management International Inc.                                      Delaware
American Express Asset Management Ltd.                                                    England
IDS Management Corporation                                                                Minnesota
            IDS Partnership Services Corporation                                          Minnesota
            IDS Cable Corporation                                                         Minnesota
            IDS Futures Corporation                                                       Minnesota
            IDS Realty Corporation                                                        Minnesota
            IDS Cable II Corporation                                                      Minnesota

IDS Property Casualty Insurance Company                                                   Wisconsin
            Amex Assurance Company                                                        Illinois
            Ameriprise Auto & Home Insurance Agency, Inc.                                 Wisconsin
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
RiverSource Service Corporation                                                           Minnesota
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
AEFA (Jersey) Limited                                                                     Jersey, Channel Islands
Channel Islands
Securities America Financial Corporation                                                  Nebraska
            Realty Assets, Inc.                                                           Nebraska
            Securities America Advisors, Inc.                                             Nebraska
            Securities America, Inc.                                                      Nebraska
American Express Asset Management (Australia) Limited                                     Australia
Threadneedle Asset Management Holdings Ltd.                                               England
            Threadneedle Investments (Channel Islands) Ltd.                               Jersey, Channel Islands
Channel Islands
            Threadneedle Asset Management Ltd.                                            England
            Threadneedle Portfolio Services Ltd.                                          England
            Threadneedle Postfolio Managers Ltd.                                          England
            Threadneedle Investment Services Ltd.                                         England
            Threadneedle Asset Management (Nominees) Ltd.                                 England
            Threadneedle Investment Services GMbH                                         Germany
            Threadneedle Investment Advisors Ltd.                                         England
            Threadneedle International Fund Management Ltd.                               England
            MM Asset Management Ltd.                                                      England
            Eagle Star ISA Manager Ltd.                                                   England
            Eagle Star Unit Managers Ltd.                                                 England
            ADT Nominees Ltd.                                                             England
            Threadneedle International Ltd.                                               England
            Threadneedle Management Services Ltd.                                         England
                       Threadneedle Rural Property Services Ltd.                          England
                       Threadneedle Property Services Ltd.                                England
            Threadneedle Pensions Ltd.                                                    England
            Threadneedle Property GP Holdings Ltd.                                        England
            Threadneedle Property Investments Ltd.                                        England
                       Sackville TCI Property (GP) Ltd.                                   England
                       Sackville TCI Property Nominee (1) Ltd.                            England
                       Sackville TCI Property Nominee (2) Ltd.                            England
                       Sackville Property (GP) Ltd.                                       England
                       Sackville Tandem Property (GP) Ltd.                                England
                                  Sackville Tandem Property Nominee Ltd.                  England
                       Sackville TPEN Property (GP) Ltd.                                  England
                                  Sackville TPEN Property Nominee Ltd.                    England
                                  Sackville TPEN Property Nominee (2) Ltd.                England
                       Sackville TSP Property (GP) Ltd.                                   England
                                  Sackville TSP Property Nominee Ltd.                     England
                       JDM3                                                               California
            Cornbrash Park Management Company Ltd.                                        England
            Highcross (Slough) Management Ltd.                                            England
            Threadneedle Financial Services Ltd.                                          England
            Threadneedle Pension Trustees Ltd.                                            England
Sloan Financial Group                                                                     North Carolina
Ameriprise Insurance Company                                                              Wisconsin
RiverSource Distributors, Inc.                                                            Delaware
Ameriprise India Private Limited                                                          India

Item 27. Number of Contractowners

                On March 31, 2006, there were 8,624 qualified contracts and 5,961 non-qualified contracts in IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19.

Item 28.          Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

        AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP
        Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income
        Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series,
        Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
        High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP
        International Series, Inc.; AXP Investment Series, Inc.; AXP Managed
        Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market
        Series, Inc.; AXP Partners Series, Inc.; AXP Partners International
        Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP
        Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock
        Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.;
        AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust;
        Income Trust; World Trust; Ameriprise Certificate Company; Advisory
        Hedged Opportunity Fund.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                        Position and Offices with
         Business Address*                         Underwriter
         Gumer C. Alvero                           Vice President - General
                                                   Manager Annuities

         Ward D. Armstrong                         Senior Vice President -
                                                   Retirement Services and
                                                   Riversource Investments

         John M. Baker                             Vice President - Chief
                                                   Client Service Officer

         Timothy V. Bechtold                       Vice President -
                                                   Insurance Products

         Arthur H. Berman                          Senior Vice President and Treasurer

         Walter S. Berman                          Director

         Robert C. Bloomer                         Vice President - Technologies III

         Leslie H. Bodell                          Vice President - Technologies I

         Rob Bohli                                 Group Vice President -
         10375 Richmond Avenue #600                South Texas
         Houston, TX 77042

         Walter K. Booker                          Group Vice President -
         61 South Paramus Road                     New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -
         1333 N. California Blvd.,                 Northern California
         Suite 200
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund
                                                   Business Development

         Richard N. Bush                           Senior Vice President -
                                                   Corporate Tax

         Uzma S. Burki                             Vice President - Organizational
                                                   & Talent Development

         Kenneth J. Ciak                           Vice President and
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty
         Green Bay, WI 54304

         Paul A. Connolly                          Vice President - RL HR/US Retail

         James M. Cracchiolo                       Director, Chairman of the Board
                                                   and Chief Executive Officer

         Colleen Curran                            Vice President and
                                                   Assistant General Counsel

         Luz Maria Davis                           Vice President - Employee
                                                   Communications

         Scott M. DiGiammarino                     Group Vice President -
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore
         Pike
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales

         Kenneth Dykman                            Group Vice President -
         625 Kenmor Ave South East                 Greater Michigan
         Suite 301
         Grand Rapids, MI 49546

         William V. Elliot                         Vice President - Financial
                                                   Planning and Advice

         William J. Emptage                        Vice President - Strategic Planning

         Benjamin R. Field                         Vice President - Finanace
                                                   Education and Planning Services

         Gordon M. Fines                           Vice President - Senior
                                                   Portfolio Manager I

         Giunero Floro                             Vice President - Creative
                                                   Services

         Terrence J. Flynn                         Vice President - Brokerage
                                                   Clearing Operations

         Jeffrey P. Fox                            Vice President - Investment
                                                   Accounting

         Peter A. Gallus                           Vice President - CAO - Investment
                                                   Management

         Laura C. Gagnon                           Vice President - Investor Relations

         Gary W. Gassmann                          Group Vice President -
         2677 Central Park Boulevard               Detroit Metro
         Suite 350
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -
                                                   Minnesota/Iowa

         Martin T. Griffin                         Vice President and National Sales
                                                   Manager External Channel

         Steven Guida                              Vice President -
                                                   New Business and Service

         Teresa A. Hanratty                        Senior Vice President -
         Suites 6&7                                Field Management
         169 South River Road
         Bedford, NH 03110

         Janis K. Heaney                           Vice President -
                                                   Incentive Management

         Brian M. Heath                            Director, President
         Suite 150
         801 E. Campbell Road
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -
         655 Metro Place South                     Ohio Valley
         Suite 570
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -
         830 Crescent Centre Drive                 Mid South
         Suite 490
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -
                                                   Human Resources

         Debra A. Hutchinson                       Vice President - Technologies I

         Theodore M. Jenkin                        Group Vice President -
         6000 Freedom Square Drive                 Steel Cities
         Suite 300
         Cleveland, OH 44131

         James M. Jensen                           Vice President -
                                                   Compensation and Licensing
                                                   Services

         Gregory C. Johnson                        Group Vice President -
         4 Atrium Drive, #100                      Upstate New York/Vermont
         Albany, NY 12205

         Jody M. Johnson                           Group Vice President -
                                                   Twin Cities Metro

         Nancy E. Jones                            Vice President - Advisor
                                                   Marketing

         William A. Jones                          Vice President - Technologies III

         John C. Junek                             Senior Vice President and
                                                   General Counsel

         Ora J. Kaine                              Vice President -
                                                   Retail Distribution Services

         Michelle M. Keeley                        Senior Vice President -
                                                   Fixed Income

         Raymond G. Kelly                          Group Vice President -
         Suite 250                                 Northern Texas
         801 East Campbell Road
         Richardson, TX 75081

         Claire Kolmodin                           Vice President - Strategic
                                                   Initiatives

         Neysa A. Alecu                            Anti-Money Laundering Officer

         Benji Orr                                 Deputy Anti-Money Laundering
                                                   Officer

         Lori J. Larson                            Vice President - Advisor
                                                   Field Force Growth and
                                                   Retention

         Daniel E. Laufenberg                      Vice President - Chief
                                                   U.S. Economist

         Jane W. Lee                               Vice President - General
                                                   Manager Platinum Financial
                                                   Services

         Catherine M. Libbe                        Vice President - Marketing
                                                   & Product Retirement Services

         Diane D. Lyngstad                         Chief Financial Officer and
                                                   Vice President - Comp and
                                                   Licensing Services

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution

         Andrew J. MacMillan                       Senior Vice President - Corporate
                                                   Communications & Government Affairs

         Timothy J. Masek                          Vice President -
                                                   Fixed Income Research

         Frank A. McCarthy                         Vice President - External
                                                   Products Group and Personal
                                                   Trust Services

         Brian J. McGrane                          Vice President and LFO
                                                   Officer - Finance

         Dean O. McGill                            Group Vice President -
         11835 W. Olympic Blvd                     Los Angeles Metro
         Suite 900 East
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National
                                                   Sales Manager for Distribution

         Sarah M. McKenzie                         Vice President - Managed and
                                                   Brokerage Products

         Penny J. Meier                            Vice President - Business
                                                   Transformation/Six Sigma

         Paula R. Meyer                            Senior Vice President and
                                                   General Manager - Mutual Funds

         Rebecca A. Nash                           Vice President - Service
                                                   Operations

         Thomas V. Nicolosi                        Group Vice President -
         Suite 220                                 New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY 10528

         Patrick H. O'Connell                      Group Vice President -
         Commerce Center One                       Southern New England
         333 East River
         Hartford, CT 06108-4200

         Francois B. Odouard                       Vice President - Brokerage

         Michael J. O'Keefe                        Vice President -
                                                   Advisory Business Systems

         Geoffery Oprandy                          Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ 85028

         Douglas J. Parish                         General Auditor

         Kristi L. Petersen                        Vice President - One Account
                                                   and Cash

         John G. Poole                             Group Vice President -
         14755 North Outer Forty Road              Gateway/Springfield
         Suite 500
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -
         2 Constitution Plaza                      New England
         Charlestown, MA 02129

         Michael J. Rearden                        Group Vice President -
         1800 S. Pine Island Road, Suite 510       Southern Florida
         Plantation, FL 33324

         Ralph D. Richardson III                   Group Vice President -
         Suite 100                                 Carolinas
         5511 Capital Center Drive
         Raleigh, NC 27606

         Mark A. Riordan                           Vice President - Finance
                                                   Emerging Technologies

         Maximillian G. Roth                       Group Vice President -
         1400 Lombardi Avenue                      Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI 54304

         Andrew C. Schell                          Vice President - Strategy
                                                   and Planning

         Gary A. Scott                             Vice President - Client
                                                   Acquisition Marketing and
                                                   Services

         Jacqueline M. Sinjem                      Vice President - Plan
                                                   Sponsor Services

         Martin S. Solhaug                         Vice President - International
                                                   Comp and Benefits

         Albert L. Soule                           Group Vice President -
         6925 Union Park Center                    Western Frontier
         Suite 200
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -
                                                   Client Service Organization

         Kathy Stalwick                            Vice President

         Paul J. Stanislaw                         Group Vice President -
         Suite 1100                                Southern California/Hawaii
         Two Park Plaza
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -
                                                   Marketing Officer
                                                   Development

         David K. Stewart                          Vice President and Controller

         Jeffrey J. Stremcha                       Vice President - Technologies I

         John T. Sweeney                           Vice President, Lead Financial
                                                   Officer - Banking, Brokerage
                                                   and Managed Products

         Joseph E. Sweeney                         Senior Vice President,
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking

         Craig P. Taucher                          Group Vice President -
         Suite 150                                 Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -
         601 108th Ave North East                  Pacific Northwest
         Suite 1800
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and
                                                   Chief Investment Officer

         George F. Tsafaridis                      Vice President - Quality &
                                                   Service Support

         Janet M. Vandenbark                       Group Vice President -
         3951 Westerre Parkway, Suite 250          Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                 Vice President - Technologies III

         Peter S. Velardi                          Senior Vice President -
                                                   Field Management

         Andrew O. Washburn                        Vice President -
                                                   Mutual Fund Marketing

         Donald F. Weaver                          Group Vice President -
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware
         Camp Hill, PA 17011

         Beth E. Weimer                            Vice President and
                                                   Chief Compliance Officer - Asset
                                                   Management and Insurance

         Phil Wentzel                              Vice President - Finance

         Robert K. Whalen                          Group Vice President -
         939 West North Ave                        Chicago Metro
         Chicago, IL 60606

         Jeffrey A. Williams                       Senior Vice President -
                                                   Cross-Sell/Strategic
                                                   Management

         William J. Williams                       Senior Vice President -
                                                   Field Management

         Dianne L. Wilson                          Vice President - Insurance
                                                   Operations

         Gayle W. Winfree                          Group Vice President -
         1 Galleria Blvd. Suite 1900               Delta States
         Metairie, LA 70001

         Abraham L. Wons                           Vice President - Investments Risk
                                                   Management

         Michael R. Woodward                       Senior Vice President -
         32 Ellicott St                            Field Management
         Suite 100
         Batavia, NY 14020

         John R. Woerner                           Senior Vice President - Strategic
                                                   Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

         NAME OF PRINCIPAL              DISCOUNTS AND     COMPENSATION ON       BROKERAGE
         UNDERWRITER                     COMMISSIONS         REDEMPTION        COMMISSIONS      COMPENSATION
         --------------------------     -------------     ---------------      -----------      ------------
         Ameriprise Financial           $   7,093,004          None               None              None
         Services, Inc.

Item 30.  Location of Accounts and Records

                  IDS Life Insurance Company of New York
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31.  Management Services

                  Not applicable.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life of New York Contract Owner Service at the address or phone number listed in the prospectus.

          (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

          (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2006.

     IDS LIFE ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19
                                  (Registrant)

                    By IDS Life Insurance Company of New York
                    -----------------------------------------
                                    (Sponsor)

                    By /s/ Timothy V. Bechtold*
                    ---------------------------
                           Timothy V. Bechtold
                           President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2006.

SIGNATURE                              TITLE
/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
-----------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Money Laundering Prevention
                                       Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Martin T. Griffin*                Director
-----------------------------
     Martin T. Griffin

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Gregory C. Johnson*               Director
-----------------------------
     Gregory C. Johnson

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

SIGNATURE                              TITLE
/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                Director
-----------------------------
     Steven P. Norman

/s/  Richard M. Starr*                 Director
-----------------------------
     Richard M. Starr

/s/  David K. Stewart**                Vice President and Controller
-----------------------------          (Principal Financial Officer)
     David K. Stewart                  (Principal Accounting Officer)

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward

* Signed pursuant to Power of Attorney dated Oct. 21, 2005, filed electronically herewith as Exhibit 13.1 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 33-4174, by:

** Signed pursuant to Power of Attorney dated July 7, 2004, filed electronically herewith as Exhibit 13.2, by:

/s/ Mary Ellyn Minenko
-------------------------
    Mary Ellyn Minenko
    Assistant General Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 24

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

        The prospectus.

Part B.

        Statement of Additional Information.

        Financial Statements.

Part C.

        Other Information.

        The signatures.

Exhibits.